As filed with the Securities and Exchange Commission on February 14, 2025

Registration No. 333-284160

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 1	☒

Fidelity Puritan Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY ADVISOR® DIVIDEND GROWTH FUND
FIDELITY ADVISOR® EQUITY VALUE FUND
EACH A SERIES OF
FIDELITY ADVISOR SERIES I
FIDELITY ADVISOR® VALUE LEADERS FUND
A SERIES OF
FIDELITY ADVISOR SERIES VIII
245 Summer Street, Boston, Massachusetts 02210
1-877-208-0098
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above trusts:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of the above-named trusts (the trusts) will be held on April 16, 2025, at 8:00 A.M. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
For Fidelity Advisor Dividend Growth Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Dividend Growth Fund to Fidelity® Dividend Growth Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Dividend Growth Fund and the assumption by Fidelity® Dividend Growth Fund of Fidelity Advisor® Dividend Growth Fund’s liabilities, in complete liquidation of Fidelity Advisor® Dividend Growth Fund.

(2)
For Fidelity Advisor Equity Value Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Equity Value Fund to Fidelity® Value Discovery Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Value Discovery Fund and the assumption by Fidelity® Value Discovery Fund of Fidelity Advisor® Equity Value Fund’s liabilities, in complete liquidation of Fidelity Advisor® Equity Value Fund.

(3)
For Fidelity Advisor Value Leaders Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor® Value Leaders Fund to Fidelity® Blue Chip Value Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Blue Chip Value Fund and the assumption by Fidelity® Blue Chip Value Fund of Fidelity Advisor® Value Leaders Fund’s liabilities, in complete liquidation of Fidelity Advisor® Value Leaders Fund.

The Boards of Trustees have fixed the close of business on February 19, 2025 as the record date for the determination of the shareholders of each of the funds entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
February 19, 2025

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at www.viewproxy.com/fidelityadvisorfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-877-208-0098 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Tuesday, April 15, 2025. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at www.viewproxy.com/fidelityadvisorfunds/broadridgevsm/ no later than 8:00 a.m. ET on Tuesday, April 15, 2025.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/ record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Tuesday, April 15, 2025. Once shareholders have obtained a new control number, they must visit www.viewproxy.com/fidelityadvisorfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on April 15, 2025.

FIDELITY ADVISOR® DIVIDEND GROWTH FUND A SERIES OF FIDELITY ADVISOR SERIES I	FIDELITY® DIVIDEND GROWTH FUND A SERIES OF FIDELITY SECURITIES FUND
FIDELITY ADVISOR® EQUITY VALUE FUND A SERIES OF FIDELITY ADVISOR SERIES I	FIDELITY® VALUE DISCOVERY FUND A SERIES OF FIDELITY PURITAN TRUST
FIDELITY ADVISOR® VALUE LEADERS FUND A SERIES OF FIDELITY ADVISOR SERIES VIII	FIDELITY® BLUE CHIP VALUE FUND A SERIES OF FIDELITY SECURITIES FUND

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-877-208-0098
PROXY STATEMENT AND PROSPECTUS
FEBRUARY 19, 2025
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, each a series of Fidelity Advisor Series I, and Fidelity Advisor® Value Leaders Fund, a series of Fidelity Advisor Series VIII (Fidelity Advisor Series I and Fidelity Advisor Series VIII, each a trust and together, the trusts), in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund and at any adjournments thereof (together, the Meeting), to be held on April 16, 2025 at 8:00 Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), each target fund’s investment adviser, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about February 19, 2025.
As more fully described in the Proxy Statement, shareholders of each proposed target fund listed in the following table (each a Target Fund and together the Target Funds) are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of such Target Fund by the corresponding acquiring fund listed in the table (each an Acquiring Fund and together the Acquiring Funds, and the Target Funds together with the Acquiring Funds, the funds).

Proposal	Target Fund	Acquiring Fund
1	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth Fund
2	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery Fund
3	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value Fund

The transactions contemplated by the Agreements are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for all three Reorganizations to be approved for any one of them to occur.
If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of your fund’s liabilities in complete liquidation of the Target Fund. The total value of your fund holdings will not change as a result of a Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on June 6, 2025, or such other time and date as the parties to the respective Agreement may agree (the Closing Date).
Fidelity® Dividend Growth Fund, an equity fund, is a diversified series of Fidelity Securities Fund, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Dividend Growth Fund seeks capital appreciation. Fidelity® Dividend Growth Fund seeks to achieve its investment objective by normally investing at least 80% of assets in equity securities and normally investing assets primarily in common stocks.
Fidelity® Value Discovery Fund, an equity fund, is a diversified series of Fidelity Puritan Trust, an open-end management investment company registered with the SEC. Fidelity® Value Discovery Fund seeks capital appreciation. Fidelity® Value Discovery Fund seeks to achieve its investment objective by normally investing assets primarily in common stocks.

Fidelity® Blue Chip Value Fund, an equity fund, is a diversified series of Fidelity Securities Fund, an open-end management investment company registered with the SEC. Fidelity® Blue Chip Value Fund seeks capital appreciation. Fidelity® Blue Chip Value Fund seeks to achieve its investment objective by normally investing assets primarily in common stocks, and by normally investing at least 80% of assets in blue chip companies (companies that, in FMR’s view, are well- known, well-established and well-capitalized), which generally have large or medium market capitalizations.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated February 19, 2025, relating to this Proxy Statement;
(ii)	the Summary Prospectus for Fidelity® Dividend Growth Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Proxy Statement;
(iii)	the Summary Prospectus for Fidelity® Value Discovery Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which accompanies this Proxy Statement;
(iv)	the Summary Prospectus for Fidelity® Blue Chip Value Fund dated February 10, 2025, relating to Class A, Class M, Class C, and Class I shares, a copy of which accompanies this Proxy Statement;
(v)	the Prospectus for Fidelity® Dividend Growth Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(vi)	the Prospectus for Fidelity® Value Discovery Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(vii)	the Prospectus for Fidelity® Blue Chip Value Fund dated February 10, 2025, relating to Class A, Class M, Class C, and Class I shares;
(viii)	the Statement of Additional Information for Fidelity® Dividend Growth Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(ix)	the Statement of Additional Information for Fidelity® Value Discovery Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(x)	the Statement of Additional Information for Fidelity® Blue Chip Value Fund dated February 10, 2025, relating to Class A, Class M, Class C, and Class I shares;
(xi)	the Form N-CSR for Fidelity® Dividend Growth Fund dated July 31, 2024;
(xii)	the Form N-CSR for Fidelity® Value Discovery Fund dated July 31, 2024;
(xiii)	the Form N-CSR for Fidelity® Blue Chip Value Fund dated July 31, 2024;
(xiv)	the Prospectus for Fidelity Advisor® Dividend Growth Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xv)	the Prospectus for Fidelity Advisor® Equity Value Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xvi)	the Prospectus for Fidelity Advisor® Value Leaders Fund December 30, 2024, as supplemented January 24, 2025, relating to Class A, Class M, Class C, and Class I shares;
(xvii)	the Statement of Additional Information for Fidelity Advisor® Dividend Growth Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xviii)	the Statement of Additional Information for Fidelity Advisor® Equity Value Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares;
(xix)	the Statement of Additional Information for Fidelity Advisor® Value Leaders Fund dated December 30, 2024, relating to Class A, Class M, Class C, and Class I shares;

(xx)	the Form N-CSR for Fidelity Advisor® Dividend Growth Fund dated November 30, 2024;
(xxi)	the Form N-CSR for Fidelity Advisor® Equity Value Fund dated November 30, 2024; and
(xxii)	the Form N-CSR for Fidelity Advisor® Value Leaders Fund dated October 31, 2024.
For a free copy of any funds’ current Prospectus(es), Statement(s) of Additional Information, or Form N-CSR, call Fidelity at 1-877-208-0098 (Advisor Classes) or 1-800-544-8544 (Retail Classes), visit Fidelity’s web sites at either institutional.fidelity.com or www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
The trusts are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectus and Statement of Additional Information of each Target Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses carefully for more complete information.
Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, Class I, and Class Z shares, as applicable, are not currently in effect for each Acquiring Fund, but rather are expected to become effective prior to consummation of the related Reorganization.
What proposal am I being asked to vote on?
Shareholders of Fidelity Advisor® Dividend Growth Fund are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity Advisor® Dividend Growth Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Dividend Growth Fund by Fidelity® Dividend Growth Fund.
Shareholders of Fidelity Advisor® Equity Value Fund are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity Advisor® Equity Value Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Equity Value Fund by Fidelity® Value Discovery Fund.
Shareholders of Fidelity Advisor® Value Leaders Fund are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Fidelity Advisor® Value Leaders Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Advisor® Value Leaders Fund by Fidelity® Blue Chip Value Fund.
Approval of each Reorganization will be determined solely by approval of the shareholders of the affected Target Fund. It will not be necessary for all Reorganizations to be approved for any one of them to occur.
Shareholders of record as of the close of business on February 19, 2025, will be entitled to vote at a Meeting.
If the Agreement relating to your fund is approved by shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund instead. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Dividend Growth Fund: Class A	Fidelity® Dividend Growth Fund: Class A*
Fidelity Advisor® Dividend Growth Fund: Class M	Fidelity® Dividend Growth Fund: Class M*
Fidelity Advisor® Dividend Growth Fund: Class C	Fidelity® Dividend Growth Fund: Class C*
Fidelity Advisor® Dividend Growth Fund: Class I	Fidelity® Dividend Growth Fund: Class I*
Fidelity Advisor® Dividend Growth Fund: Class Z	Fidelity® Dividend Growth Fund: Class Z*
Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Equity Value Fund: Class A	Fidelity® Value Discovery Fund: Class A*
Fidelity Advisor® Equity Value Fund: Class M	Fidelity® Value Discovery Fund: Class M*
Fidelity Advisor® Equity Value Fund: Class C	Fidelity® Value Discovery Fund: Class C*
Fidelity Advisor® Equity Value Fund: Class I	Fidelity® Value Discovery Fund: Class I*
Fidelity Advisor® Equity Value Fund: Class Z	Fidelity® Value Discovery Fund: Class Z*
Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Advisor® Value Leaders Fund: Class A	Fidelity® Blue Chip Value Fund: Class A*
Fidelity Advisor® Value Leaders Fund: Class M	Fidelity® Blue Chip Value Fund: Class M*
Fidelity Advisor® Value Leaders Fund: Class C	Fidelity® Blue Chip Value Fund: Class C*
Fidelity Advisor® Value Leaders Fund: Class I	Fidelity® Blue Chip Value Fund: Class I*

*	Not currently offered; will commence operations prior to the closing of the Reorganization.

1

For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. The Board of Trustees of the Target Funds has carefully reviewed each proposal and approved the related Agreement and the Reorganization. The Board of Trustees of the Target Funds unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.
What are the reasons for the proposals?
The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:
•	Each Reorganization will permit shareholders to pursue the same investment objective and similar or identical investment strategies in a larger fund with lower expenses.
•
Based on the pro forma expense data, shareholders of Fidelity Advisor® Dividend Growth Fund are expected to benefit from an expense reduction of approximately 1 to 3 basis points (including performance fees), depending on the class.

•
Based on the pro forma expense data, shareholders of Fidelity Advisor® Equity Value Fund are expected to benefit from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class.

•
Based on the pro forma expense data, shareholders of Fidelity Advisor® Value Leaders Fund are expected to benefit from an expense reduction of approximately 3 to 9 basis points (including performance fees), depending on the class.

•	Each Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.
As provided in the Agreements, each Target Fund will distribute shares of the corresponding Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the net asset value of shares of the applicable Target Fund held by such shareholder on the Closing Date.
For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
What class of shares of the Acquiring Fund will I receive?
Holders of Class A, Class M, Class C, Class I, and Class Z shares of the Target Funds, as applicable, will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of the corresponding Acquiring Fund, as applicable. Class A, Class M, Class C, Class I, and Class Z shares of the Acquiring Funds, as applicable, are being created to facilitate the Reorganizations and will commence operations prior to the Closing Date of the Reorganization.

2

Is a Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the Target Fund or the corresponding Acquiring Fund or to the shareholders of the funds, except that a fund may recognize gain or loss with respect to assets (if any) that are subject to “mark- to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of a Reorganization.
For more information, shareholders of Fidelity Advisor® Dividend Growth Fund please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Advisor® Equity Value Fund please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Advisor® Value Leaders Fund please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
Proposal 1 - Fidelity Advisor® Dividend Growth Fund
Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have the same investment objective and principal investment strategies as set forth in the chart below, although, unlike Fidelity Advisor® Dividend Growth Fund, Fidelity® Dividend Growth Fund’s investment objective is non-fundamental:

Target Fund: Fidelity Advisor® Dividend Growth Fund	Acquiring Fund: Fidelity® Dividend Growth Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in equity securities. The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally invests the fund’s assets primarily in companies that currently pay, or have a historical record of paying, dividends.	Same principal strategy.
The fund’s strategy is based on the premise that dividends are an indication of a company’s financial health and companies that pay dividends have an enhanced potential for capital growth. Although the Adviser uses income to evaluate the fund’s investments, the fund does not invest for income.
Same principal strategy.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.

3

Target Fund: Fidelity Advisor® Dividend Growth Fund	Acquiring Fund: Fidelity® Dividend Growth Fund
Effective December 11, 2025, the Adviser normally invests at least 80% of assets in equity securities of dividend growth companies.
Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors.

Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.

Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

For a comparison of the principal risks associated with the Target Fund’s and Acquiring Fund’s principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have substantially similar fundamental and non-fundamental investment policies and limitations. There are some differences of which you should be aware. as summarized in the chart below:

Target Fund: Fidelity Advisor® Dividend Growth Fund	Acquiring Fund: Fidelity® Dividend Growth Fund
Fundamental policies and limitations (subject to change only with shareholder approval)	Fundamental policies and limitations (subject to change only with shareholder approval)
Pooled Funds
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Non-fundamental policies and limitations (may be changed without shareholder approval)	Non-fundamental policies and limitations (may be changed without shareholder approval)
Pooled Funds
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

Pooled Funds
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

Except as noted above, Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund have the same fundamental and non-fundamental investment policies and limitations.

4

Proposal 2 - Fidelity Advisor® Equity Value Fund
Although Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund have the same investment objective and similar principal investment strategies, there are some differences of which you should be aware as set forth in the chart below, although, unlike Fidelity Advisor® Equity Value Fund, Fidelity® Value Discovery Fund’s investment objective is non-fundamental:

Target Fund: Fidelity Advisor® Equity Value Fund	Acquiring Fund: Fidelity® Value Discovery Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in equity securities.	No corresponding principal strategy.
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost- cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

The Adviser invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price-to-book (P/B) ratio, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non- recurring or short-term.

The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.
Effective December 11, 2025, the Adviser normally invests at least 80% of assets in equity securities of value companies.
Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language

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Target Fund: Fidelity Advisor® Equity Value Fund	Acquiring Fund: Fidelity® Value Discovery Fund
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
No corresponding disclosure.
Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company’s free cash flow yield is above the equity market median, whether the company’s enterprise value (the total value of a company’s outstanding equity and debt) relative to earnings is below the equity market median, or whether the company’s price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors.

Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives

Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

For a comparison of the principal risks associated with Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
The Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund have the same fundamental and non-fundamental investment policies and limitations.
Proposal 3 - Fidelity Advisor® Value Leaders Fund
Although Fidelity Advisor® Value Leaders Fund and Fidelity ® Blue Chip Value Fund have the same investment objective and principal investment strategies, there are some differences of which you should be aware as set forth in the chart below, although, unlike Fidelity Advisor® Value Leaders Fund, Fidelity® Blue Chip Value Fund’s investment objective is non-fundamental :

Target Fund: Fidelity Advisor® Value Leaders Fund	Acquiring Fund: Fidelity® Blue Chip Value Fund
Investment Objective (is fundamental, that is, subject to change only with shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks capital appreciation.	Same investment objective
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.
The Adviser normally invests at least 80% of the fund’s assets in blue chip companies. Blue chip companies are companies that, in the Adviser’s view, are well-known, well-established and well-capitalized. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies.
Same principal strategy.

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Target Fund: Fidelity Advisor® Value Leaders Fund	Acquiring Fund: Fidelity® Blue Chip Value Fund
Currently, no corresponding language in the principal strategy. This additional language was removed from the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be removed from the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.
A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment.
The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. The Adviser considers traditional and other measures of value such as price/book (P/B) ratio, price/sales (P/S) ratio, price/earnings (P/E) ratio, earnings relative to enterprise value (the total value of a company’s outstanding equity and debt), and the discounted value of a company’s projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.
Same principal strategy.
The Adviser may invest the fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.	Same principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
Same principal strategy.
Effective December 11, 2025, the Adviser normally invests at least 80% of the fund’s assets in blue chip value companies.
Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

Blue chip companies are companies that, in the Adviser’s view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Although blue chip companies generally have large or medium market capitalizations, the Adviser may invest in companies that it believes have good, long-term prospects to become blue chip companies.

Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

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Target Fund: Fidelity Advisor® Value Leaders Fund	Acquiring Fund: Fidelity® Blue Chip Value Fund
Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third party vendor, whether the company’s free cash flow yield is above the equity market median, whether the company’s enterprise value (the total value of a company’s outstanding equity and debt) relative to earnings is below the equity market median, or whether the company’s price/book (P/B) ratio or projected price-to-earnings(P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors.

Currently, no corresponding language in the principal strategy. This additional descriptive language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.

Currently, no corresponding language in the principal strategy. This additional language was added to the Target Fund’s investment strategies in response to a new regulatory requirement and will similarly be added to the Acquiring Fund’s strategy disclosure in connection with its next annual revision. There is no difference in the Target Fund’s investment strategies as a result of this language.

No corresponding principal strategy.
Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which the Adviser or an affiliate acts as manager, including funds with names, investment objectives, and policies that are similar to the fund.

For a comparison of the principal risks associated with Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund have the same fundamental and non-fundamental investment policies and limitations.
For more information about each fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the respective fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Following a Reorganization, the respective combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the respective Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of each Target and Acquiring Fund:
Management of the Funds
The principal business address of Fidelity Management & Research Company LLC (FMR), each Target Fund’s and Acquiring Fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

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FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to each Target and Acquiring Fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management.
FMR and each of the sub-advisers are expected to continue serving as manager or sub-advisers of each combined fund after the Reorganizations.
Zach Turner is Portfolio Manager of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund, both of which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.
Sean Gavin is Portfolio Manager of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund, both of which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.
Sean Gavin is Portfolio Manager of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund, both of which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Gavin has worked as a research analyst and portfolio manager.
Each Portfolio Manager is expected to continue to be responsible for portfolio management of the respective combined fund after the Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager, please refer to the “Management Contract(s)” section of the respective fund’s Statement of Additional Information, which is incorporated herein by reference.
Each Target and Acquiring Fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each class of each Target and Acquiring Fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. For each Target and Acquiring Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of each Target and Acquiring Fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Target Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor® Dividend Growth Fund	0.70%	0.69%	0.72%	0.71%	0.56%
Fidelity Advisor® Equity Value Fund	0.70%	0.70%	0.72%	0.68%	0.56%
Fidelity Advisor® Value Leaders Fund	0.72%	0.71%	0.72%	0.66%	—

Acquiring Funds	Class A	Class M	Class C	Class I	Class Z
Fidelity® Dividend Growth Fund	0.70%	0.69%	0.72%	0.71%	0.55%
Fidelity® Value Discovery Fund	0.70%	0.70%	0.72%	0.68%	0.56%
Fidelity® Blue Chip Value Fund	0.72%	0.71%	0.72%	0.66%	—

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

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The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below:

Target Funds	Performance Adjustment Index
Fidelity Advisor® Dividend Growth Fund	S&P 500® Index
Fidelity Advisor® Equity Value Fund	Russell 3000® Value Index
Fidelity Advisor® Value Leaders Fund	Russell 1000® Value Index

Acquiring Funds	Performance Adjustment Index
Fidelity® Dividend Growth Fund	S&P 500® Index
Fidelity® Value Discovery Fund	Russell 3000® Value Index
Fidelity® Blue Chip Value Fund	Russell 1000® Value Index

For the purposes of calculating the performance adjustment for each Target Fund, the Target Fund’s investment performance is based on the performance of Class I.
For the purposes of calculating the performance adjustment for each Acquiring Fund, Fidelity® Dividend Growth Fund’s, Fidelity® Value Discovery Fund’s, and Fidelity® Blue Chip Value Fund’s investment performance is based on the performance of Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, respectively, each, a class of shares of the applicable Acquiring Fund that is not offered through this Proxy Statement and Prospectus.
To the extent that other classes of each Target and Acquiring Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of each Target Fund’s and Acquiring Fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of each Target and Acquiring Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Target Fund’s and Acquiring Fund’s assets, which do not vary by class.
For each Target and Acquiring Fund, the Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Dividend Growth Fund and Fidelity Advisor® Equity Value Fund is available in each fund’s Form N-CSRS report for the fiscal period ended May 31, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for Fidelity Advisor® Value Leaders Fund is available in the fund’s annual report for the fiscal period ended October 31, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each Acquiring Fund is available in each Acquiring Fund’s Form N-CSR report for the fiscal period ended July 31, 2024, and will be included in each Acquiring Fund’s Form N-CSRS report for the fiscal period ending January 31, 2025.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
If a Reorganization is approved, the respective combined fund will retain the respective Acquiring Fund’s management fee structure.
For more information about each fund’s management, please refer to the “Fund Management” section of the respective fund’s Prospectus, and to the “Control of Investment Adviser” and “Management Contracts” sections of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.

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Expense Limitation and Reimbursement Arrangements
FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of Fidelity Advisor® Equity Value Fund or Fidelity® Value Discovery Fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. Fidelity Advisor® Equity Value Fund’s arrangements will remain in effect through March 31, 2026 and Fidelity® Value Discovery Fund’s arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
FMR has contractually agreed to reimburse Class A, Class M, Class C, and Class I of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of Fidelity Advisor® Value Leaders Fund or Fidelity® Blue Chip Value Fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. Fidelity Advisor® Value Leader Fund’s arrangements will remain in effect through February 28, 2026 and Fidelity® Blue Chip Value Fund’s arrangements will remain in effect through November 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
If an Agreement is not approved, the respective Target Fund will retain its current expense structure.
For more information about the funds’ fees and operating expenses, please refer to the respective Target Fund’s Prospectus, which is incorporated herein by reference, and to the “Annual Fund and Class Operating Expenses” section below.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Company LLC (FDC), each Target Fund’s and Acquiring Fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
Class A of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1949 (1940 Act). Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b -1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.
In addition, pursuant to the Class A plan, Class A of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.
Class M of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each Target and Acquiring Fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for each Target and Acquiring Fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.
In addition, pursuant to the Class M plan, Class M of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.
Class C of each Target and Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each Target and Acquiring Fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation

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for providing services intended to result in the sale of Class C shares. Class C of each Target and Acquiring Fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class C plan, Class C of each Target and Acquiring Fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.
In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each Target and Acquiring Fund has authorized such payments for Class A, Class M, and Class C.
Class I of each Target and Acquiring Fund and Class Z of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, Fidelity® Dividend Growth Fund, and Fidelity® Value Discovery Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each Target and Acquiring Fund has authorized such payments for Class I, and the Board of Trustees of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, Fidelity® Dividend Growth Fund, and Fidelity® Value Discovery Fund has authorized such payments for Class Z.
If a Reorganization is approved, the Distribution and Service Plan for the respective combined fund will remain unchanged.
For more information about each fund’s fund distribution, please refer to the “Fund Distribution” section of the respective fund’s Prospectus, and to the “Distribution Services” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following a Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of each Target Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (including performance adjustments for each fund). The Combined pro forma expenses for each Acquiring Fund shown below assume that the related Reorganization occurs and are identical to those presented in the fee table included in the registration statement for the new Advisor share classes of each Acquiring Fund. Annual fund or class operating expenses are paid by each fund, or class, as applicable. In addition to the fees and expenses described below, you may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Attachments 1, 2, and 3 show the fees and expenses of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund, respectively, for the 12 months ended July 31, 2024, (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations (excluding performance adjustments for each fund).
As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Target Fund. Performance fees, which are a component of each fund’s management fee, can fluctuate significantly from month to month. As a result, the rates contained under the “Management fee” and “Total annual operating expenses” for the Pro forma combined may vary from what is shown in the tables below.

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Proposal 1 - Fidelity Advisor® Dividend Growth Fund
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.09%	1.06%	1.06%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

13

Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $ 1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.72%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.33%	1.31%	1.31%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.

14

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.84%	1.81%	1.81%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.84%	0.81%	0.81%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

15

Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.59%A,B,C	0.59%A	0.59%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.01%	0.01%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.70%	0.69%	0.69%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

16

Proposal 2 - Fidelity Advisor® Equity Value Fund
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.66%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.07C	0.01%	0.01%C
Total Annual Operating Expenses	0.98%	0.91%	0.91%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $ 1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.

17

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.66%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.23%	1.16%	1.16%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee(fluctuates based on the fund’s performance relative to a securities market index)	0.68%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	1.75%	1.66%	1.66%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

18

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.64%A,B,C	0.65%A	0.65%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	0.71%	0.66%	0.66%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.

19

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.52%A,B,C	0.53%A	0.53%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07%C	0.01%	0.01%C
Total Annual Operating Expenses	0.59%	0.54%	0.54%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Proposal 3 - Fidelity Advisor® Value Leaders Fund
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.84%A	0.84%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.41%	1.12%	1.12%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.12%	1.12%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

20

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.15% (the Expense Cap). If at any time during the current fiscal year expenses for Class A of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.83%A	0.83%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.66%	1.36%	1.36%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.36%	1.36%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.40% (the Expense Cap). If at any time during the current fiscal year expenses for Class M of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

21

Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84%A,B,C	0.84%A	0.84%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	2.16%	1.87%	1.87%
Fee Waiver and/or Expense Reimbursement	0.26%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	1.87%	1.87%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundA	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.

22

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee (fluctuates based on the fund’s performance relative to a securities market index)	0.79%A,B,C	0.78%A	0.78%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	1.11%	0.81%	0.81%
Fee Waiver and/or Expense Reimbursement	0.21%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.81%	0.81%

A
The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” section of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations (including performance adjustments for each fund). The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.
Attachments 4, 5, and 6 illustrate the expenses on a hypothetical $10,000 investment in Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund, respectively, under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization (excluding performance adjustments for each fund).

23

Proposal 1 - Fidelity Advisor® Dividend Growth Fund
Class A

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 680	$ 680	$ 677	$ 677	$ 677	$ 677
3 years	$ 902	$ 902	$ 893	$ 893	$ 893	$ 893
5 years	$ 1,141	$ 1,141	$ 1,126	$ 1,126	$ 1,126	$ 1,126
10 years	$ 1,827	$ 1,827	$ 1,795	$ 1,795	$ 1,795	$ 1,795

Class M

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 481	$ 481	$ 479	$ 479	$ 479	$ 479
3 years	$ 757	$ 757	$ 751	$ 751	$ 751	$ 751
5 years	$ 1,053	$ 1,053	$ 1,043	$ 1,043	$ 1,043	$ 1,043
10 years	$ 1,895	$ 1,895	$ 1,874	$ 1,874	$ 1,874	$ 1,874

Class C

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$287	$187	$284	$184	$284	$184
3 years	$579	$579	$569	$569	$569	$569
5 years	$995	$995	$980	$980	$980	$980
10 years	$1,962	$1,962	$1,930	$1,930	$1,930	$1,930

Class I

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 86	$ 86	$ 83	$ 83	$ 83	$ 83
3 years	$ 268	$ 268	$ 259	$ 259	$ 259	$ 259
5 years	$ 466	$ 466	$ 450	$ 450	$ 450	$ 450
10 years	$ 1,037	$ 1,037	$ 1,002	$ 1,002	$ 1,002	$ 1,002

Class Z

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 72	$ 72	$ 70	$ 70	$ 70	$ 70
3 years	$ 224	$ 224	$ 221	$ 221	$ 221	$ 221
5 years	$ 390	$ 390	$ 384	$ 384	$ 384	$ 384
10 years	$ 871	$ 871	$ 859	$ 859	$ 859	$ 859

24

Proposal 2 - Fidelity Advisor® Equity Value Fund
Class A

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 669	$ 669	$ 663	$ 663	$ 663	$ 663
3 years	$ 869	$ 869	$ 848	$ 848	$ 848	$ 848
5 years	$ 1,086	$ 1,086	$ 1,050	$ 1,050	$ 1,050	$ 1,050
10 years	$ 1,707	$ 1,707	$ 1,630	$ 1,630	$ 1,630	$ 1,630

Class M

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 471	$ 471	$ 464	$ 464	$ 464	$ 464
3 years	$ 727	$ 727	$ 706	$ 706	$ 706	$ 706
5 years	$ 1,002	$ 1,002	$ 966	$ 966	$ 966	$ 966
10 years	$ 1,787	$ 1,787	$ 1,710	$ 1,710	$ 1,710	$ 1,710

Class C

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$278	$178	$269	$169	$269	$169
3 years	$551	$551	$523	$523	$523	$523
5 years	$949	$949	$902	$902	$902	$902
10 years	$1,859	$1,859	$1,766	$1,766	$1,766	$1,766

Class I

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 73	$ 73	$ 67	$ 67	$ 67	$ 67
3 years	$ 227	$ 227	$ 211	$ 211	$ 211	$ 211
5 years	$ 395	$ 395	$ 368	$ 368	$ 368	$ 368
10 years	$ 883	$ 883	$ 822	$ 822	$ 822	$ 822

Class Z

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 60	$ 60	$ 55	$ 55	$ 55	$ 55
3 years	$ 189	$ 189	$173	$ 173	$ 173	$ 173
5 years	$ 329	$ 329	$302	$ 302	$ 302	$ 302
10 years	$ 738	$ 738	$677	$ 677	$ 677	$ 677

25

Proposal 3 - Fidelity Advisor® Value Leaders Fund
Class A

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 685	$ 685	$ 683	$ 683	$ 683	$ 683
3 years	$ 963	$ 963	$ 911	$ 911	$ 911	$ 911
5 years	$ 1,270	$ 1,270	$ 1,156	$ 1,156	$ 1,156	$ 1,156
10 years	$ 2,140	$ 2,140	$ 1,860	$ 1,860	$ 1,860	$ 1,860

Class M

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 488	$ 488	$ 484	$ 484	$ 484	$ 484
3 years	$ 822	$ 822	$ 766	$ 766	$ 766	$ 766
5 years	$ 1,189	$ 1,189	$ 1,069	$ 1,069	$ 1,069	$ 1,069
10 years	$ 2,218	$ 2,218	$ 1,928	$ 1,928	$ 1,928	$ 1,928

Class C

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 293	$ 193	$ 290	$ 190	$ 290	$ 190
3 years	$ 642	$ 642	$ 588	$ 588	$ 588	$ 588
5 years	$ 1,127	$ 1,127	$ 1,011	$ 1,011	$ 1,011	$ 1,011
10 years	$2,274	$2,274	$1,995	$1,995	$1,995	$ 1,995

Class I

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$ 92	$ 92	$ 83	$ 83	$ 83	$ 83
3 years	$ 325	$ 325	$ 259	$ 259	$ 259	$ 259
5 years	$ 584	$ 584	$ 450	$ 450	$ 450	$ 450
10 years	$ 1,326	$ 1,326	$ 1,002	$ 1,002	$ 1,002	$ 1,002

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
No. The procedures for purchasing and redeeming shares of each Target Fund and the corresponding Acquiring Fund are the same. If the Reorganizations are approved, the procedures for purchasing and redeeming shares of the respective combined fund will remain unchanged.

26

For more information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the respective fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by each Target Fund and the corresponding Acquiring Fund are the same. If a Reorganization is approved, the exchange privilege offered by the respective combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the respective fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
Yes. Each Target Fund and corresponding Acquiring Fund have different dividend and distribution policies.

	Fund Name	Dividends Paid	Capital Gains Paid
Target Fund	Fidelity Advisor® Dividend Growth Fund	April, July, October, December	December
Acquiring Fund	Fidelity® Dividend Growth Fund	April, July, October, December	September, December
Target Fund	Fidelity Advisor® Equity Value Fund	December	December
Acquiring Fund	Fidelity® Value Discovery Fund	September, December	September, December
Target Fund	Fidelity Advisor® Value Leaders Fund	December	December
Acquiring Fund	Fidelity® Blue Chip Value Fund	September, December	September, December

If a Reorganization is approved, the dividend and distribution policies of the respective combined fund will be the same as the current dividend and distribution policies of the respective Acquiring Fund.
On or before the Closing Date, each Target Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distribution” section of the respective fund’s Prospectus, and to the “Distributions and Taxes” section of the respective fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganizations?
FMR will bear a portion of the one-time administrative costs associated with each Reorganization. Any transaction costs associated with portfolio adjustments to a Target Fund and an Acquiring Fund due to the respective Reorganization that occur prior to the Closing Date will be borne by such Target Fund and such Acquiring Fund, respectively, notwithstanding contractual expense caps in place, as applicable. Any transaction costs associated with portfolio adjustments to an Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to an Acquiring Fund that occur after the Closing Date will be borne by the respective Acquiring Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

27

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following is a summary of the principal risks associated with an investment in the funds. Because each Target Fund and corresponding Acquiring Fund have the same investment objectives and similar or identical strategies as described above, the funds are subject to the same investment risks.
What risks are associated with an investment in each of the funds?
Each Target Fund has the same principal risks as its corresponding Acquiring Fund. The following is a summary of the risks associated with an investment in the funds:
Proposal 1 - Fidelity Advisor® Dividend Growth Fund
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
•	“Growth” Investing.
“Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
Proposal 2 - Fidelity Advisor® Equity Value Fund
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

28

Proposal 3 - Fidelity Advisor® Value Leaders Fund
•	Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
•	Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
•	Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
•	“Value” Investing.
“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
•	Mid Cap Investing.
The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the respective fund’s Prospectus, and to the “Investment Policies and Limitations” section of the respective fund’s Statement of Additional Information, each of which is incorporated by reference.
How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each Target Fund’s shares and Retail class shares of each Acquiring Fund from year to year and compares the performance of shares to the performance of a securities market index and an additional index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The index descriptions appear in the “Additional Index Information” section of each fund’s Prospectus, each of which is incorporated herein by reference. Past performance (before and after taxes, if applicable) is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information for each Target Fund.
Visit www.fidelity.com for more recent performance information for Fidelity® Dividend Growth Fund, a class of shares of Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, a class of shares of Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, a class of shares of Fidelity® Blue Chip Value Fund.
Performance history will be available for each Acquiring Fund at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z, as applicable, after Class A, Class M, Class C, Class I, and Class Z, as applicable, have been in operation for one calendar year.

29

Fidelity Advisor® Dividend Growth Fund
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
-1.05%
7.65%
19.65%
-7.14%
28.24%
1.75%
27.65%
-12.16%
17.33%
26.83%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*17.66%*	*December 31, 2020*
Lowest Quarter Return	*-29.26%*	*March 31, 2020*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	19.54%	9.86%	9.28%
Return After Taxes on Distributions	16.97%	8.39%	7.40%
Return After Taxes on Distributions and Sale of Fund Shares	13.15%	7.54%	6.96%
Class M - Return Before Taxes	22.09%	10.12%	9.28%
Class C - Return Before Taxes	24.88%	10.31%	9.25%
Class I - Return Before Taxes	27.17%	11.44%	10.19%
Class Z - Return Before Taxes	27.33%	11.61%	10.36%
Morningstar® US Dividend Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.66%	10.52%	11.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

30

Fidelity Advisor® Equity Value Fund
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
-3.46%
12.85%
13.79%
-9.87%
23.69%
7.31%
24.28%
-4.16%
4.93%
8.16%
30%
20%
10%
0%
-10%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*17.99%*	*December 31, 2020*
Lowest Quarter Return	*-26.61%*	*March 31, 2020*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	1.94%	6.46%	6.57%
Return After Taxes on Distributions	0.70%	5.75%	5.76%
Return After Taxes on Distributions and Sale of Fund Shares	2.06%	5.02%	5.13%
Class M - Return Before Taxes	4.09%	6.69%	6.55%
Class C - Return Before Taxes	6.34%	6.90%	6.54%
Class I - Return Before Taxes	8.45%	8.02%	7.50%
Class Z - Return Before Taxes	8.57%	8.15%	8.15%A
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%

A	From February 1, 2017.
The fund has begun comparing its performance to the Russell 3000® Index to satisfy a new Securities and Exchange Commission (SEC) disclosure requirement.

31

Fidelity Advisor® Value Leaders Fund
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
-2.11%
10.22%
14.41%
-9.13%
21.28%
-5.58%
24.53%
1.11%
6.80%
4.37%
30%
20%
10%
0%
-10%

During the periods shown in the chart for Class A:	*Returns*	*Quarter ended*
Highest Quarter Return	*16.13%*	*December 31, 2020*
Lowest Quarter Return	*-30.77%*	*March 31, 2020*

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	−1.63%	4.55%	5.44%
Return After Taxes on Distributions	−3.97%	3.29%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	0.79%	3.47%	4.24%
Class M - Return Before Taxes	0.44%	4.78%	5.43%
Class C - Return Before Taxes	2.66%	4.99%	5.44%
Class I - Return Before Taxes	4.58%	6.07%	6.35%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	24.51%	14.28%	12.87%

The fund has begun comparing its performance to the Russell 1000® Index to satisfy a new SEC disclosure requirement.

32

Fidelity® Dividend Growth Fund
Year-by-Year Returns*

*
The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Dividend Growth Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Dividend Growth Fund
Return Before Taxes	27.48%	11.66%	10.33%
Return After Taxes on Distributions	24.38%	9.73%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares	17.91%	8.80%	7.69%
Morningstar® US Dividend Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.66%	10.52%	11.46%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

*
The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Dividend Growth Fund’s returns only to the extent that the classes do not have the same expenses.

33

Fidelity® Value Discovery Fund
Year-by-Year Returns*

*
The returns shown above are for Fidelity® Value Discovery Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Value Discovery Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Value Discovery Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Discovery Fund
Return Before Taxes	8.43%	8.13%	7.63%
Return After Taxes on Distributions	7.13%	7.02%	6.72%
Return After Taxes on Distributions and Sale of Fund Shares	5.94%	6.29%	6.02%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.98%	8.60%	8.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	12.55%

*
The returns shown above are for Fidelity® Value Discovery Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Value Discovery Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Value Discovery Fund’s returns only to the extent that the classes do not have the same expenses.

The fund has begun comparing its performance to the Russell 3000® Index to satisfy a new SEC disclosure requirement.

34

Fidelity® Blue Chip Value Fund
Year-by-Year Returns*

*
The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, and Class I would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, and Class I’s returns would differ from Fidelity® Blue Chip Value Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Blue Chip Value Fund
Return Before Taxes	4.84%	6.31%	6.58%
Return After Taxes on Distributions	2.73%	5.44%	5.94%
Return After Taxes on Distributions and Sale of Fund Shares	4.44%	4.90%	5.23%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	24.51%	14.28%	12.87%

*
The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, and Class I would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, and Class I’s, returns would differ from Fidelity® Blue Chip Value Fund’s returns only to the extent that the classes do not have the same expenses.

The fund has begun comparing its performance to the Russell 1000® Index to satisfy a new SEC disclosure requirement.

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PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® DIVIDEND GROWTH FUND AND FIDELITY® DIVIDEND GROWTH FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity® Dividend Growth Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for shares of Fidelity® Dividend Growth Fund and the assumption by Fidelity® Dividend Growth Fund of Fidelity Advisor® Dividend Growth Fund’s liabilities; and (b) the distribution of shares of Fidelity® Dividend Growth Fund to the shareholders of Fidelity Advisor® Dividend Growth Fund as provided for in the Agreement.
The value of Fidelity Advisor® Dividend Growth Fund’s assets to be acquired by Fidelity® Dividend Growth Fund and the amount of its liabilities to be assumed by Fidelity® Dividend Growth Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Dividend Growth Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Dividend Growth Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Dividend Growth Fund will deliver to Fidelity Advisor® Dividend Growth Fund, and Fidelity Advisor® Dividend Growth Fund will distribute to its shareholders of record, shares of Fidelity® Dividend Growth Fund so that each Fidelity Advisor® Dividend Growth Fund shareholder will receive the number of full and fractional shares of Fidelity® Dividend Growth Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Dividend Growth Fund held by such shareholder on the Closing Date; Fidelity Advisor® Dividend Growth Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Dividend Growth Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Dividend Growth Fund due that shareholder. The net asset value per share of Fidelity® Dividend Growth Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Dividend Growth Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Dividend Growth Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Dividend Growth Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Dividend Growth Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor® Dividend Growth Fund will bear any such costs above those borne by FMR.
All of the current investments of Fidelity Advisor® Dividend Growth Fund are permissible investments for Fidelity® Dividend Growth Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Dividend Growth Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Dividend Growth Fund that occur after the Closing Date will be borne by Fidelity® Dividend Growth Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Dividend Growth Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;

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(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds;
(8) the elimination of duplicative funds; and
(9) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Advisor® Dividend Growth Fund to pursue the same investment objective and investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Dividend Growth Fund are expected to benefit from an expense reduction of approximately 1 to 3 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Fidelity Advisor® Dividend Growth Fund’s and Fidelity® Dividend Growth Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Dividend Growth Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Dividend Growth Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Dividend Growth Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
Fidelity® Dividend Growth Fund is a series of Fidelity Securities Fund. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Dividend Growth Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Dividend Growth Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Dividend Growth Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Dividend Growth Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information which is incorporated herein by reference.
Fidelity Securities Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in Fidelity® Dividend Growth Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Dividend Growth Fund shareholders that have their Fidelity Advisor® Dividend Growth Fund shares exchanged for Fidelity® Dividend

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Growth Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Advisor® Dividend Growth Fund’s assets for Fidelity® Dividend Growth Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Dividend Growth Fund by Fidelity ®Dividend Growth Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Dividend Growth Fund of substantially all of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption by Fidelity® Dividend Growth Fund of all liabilities of Fidelity Advisor® Dividend Growth Fund followed by the distribution of Fidelity® Dividend Growth Fund shares to the Fidelity Advisor® Dividend Growth Fund shareholders in exchange for their Fidelity Advisor® Dividend Growth Fund shares in complete liquidation and termination of Fidelity Advisor® Dividend Growth Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Dividend Growth Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption by Fidelity® Dividend Growth Fund of all liabilities of Fidelity Advisor® Dividend Growth Fund, except that Fidelity Advisor ®Dividend Growth Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Dividend Growth Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Dividend Growth Fund shares received by Fidelity Advisor® Dividend Growth Fund in the Reorganization;
(iv) Fidelity® Dividend Growth Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Dividend Growth Fund in exchange solely for Fidelity® Dividend Growth Fund shares and the assumption of all liabilities of Fidelity Advisor® Dividend Growth Fund;
(v) The adjusted basis to Fidelity® Dividend Growth Fund of the assets of Fidelity Advisor® Dividend Growth Fund received by Fidelity® Dividend Growth Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Dividend Growth Fund immediately before the exchange;
(vi) Fidelity® Dividend Growth Fund’s holding periods with respect to the assets of Fidelity Advisor® Dividend Growth Fund that Fidelity® Dividend Growth Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Dividend Growth Fund (except where investment activities of Fidelity® Dividend Growth Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Dividend Growth Fund shareholders will recognize no gain or loss upon receiving Fidelity® Dividend Growth Fund shares in exchange solely for Fidelity Advisor® Dividend Growth Fund shares;
(viii) The aggregate basis of the Fidelity® Dividend Growth Fund shares received by a/ Fidelity Advisor® Dividend Growth Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Dividend Growth Fund shares surrendered by the Fidelity Advisor® Dividend Growth Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Dividend Growth Fund shareholder’s holding period for the Fidelity® Dividend Growth Fund shares received by the Fidelity Advisor® Dividend Growth Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Dividend Growth Fund shareholder held Fidelity Advisor ®Dividend Growth Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Dividend Growth Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of Fidelity Advisor® Dividend Growth Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Dividend Growth Fund would recognize gain or loss on the transfer of its assets to

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Fidelity® Dividend Growth Fund, and each Fidelity Advisor® Dividend Growth Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Dividend Growth Fund shares and the fair market value of the Fidelity® Dividend Growth Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Dividend Growth Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Dividend Growth Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Dividend Growth Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Dividend Growth Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Dividend Growth Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Dividend Growth Fund’s ability to use Fidelity Advisor® Dividend Growth Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Dividend Growth Fund	November 30	$1,681	$112.1	$444.1
Fidelity® Dividend Growth Fund	July 31	$8,189	$ 162.9	$ 2,230.6

Forms of Organization
Fidelity Advisor® Dividend Growth Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Dividend Growth Fund is a diversified series of Fidelity Securities Fund, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series I and Fidelity Securities Fund are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Dividend Growth Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in Fidelity® Dividend Growth Fund’s and Fidelity Advisor® Dividend Growth Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity® Dividend Growth Fund Following the Reorganization
FMR does not expect Fidelity® Dividend Growth Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Dividend Growth Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Dividend Growth Fund in their current capacities. Zach Turner, who is currently the Portfolio Manager of Fidelity® Dividend Growth Fund and Fidelity Advisor® Dividend Growth Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity® Dividend Growth Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Dividend Growth Fund were $1,599,646,056, or 20.00% of Fidelity® Dividend Growth Fund.

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Fidelity Advisor® Dividend Growth Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Dividend Growth Fund – Class A	$ 594,203,264	$ 22.21	26,750,861
Fidelity Advisor® Dividend Growth Fund – Class M	$ 402,606,006	$ 22.12	18,199,772
Fidelity Advisor® Dividend Growth Fund – Class C	$ 47,036,692	$ 20.62	2,280,834
Fidelity Advisor® Dividend Growth Fund – Class I	$ 400,893,952	$ 24.03	16,686,098
Fidelity Advisor® Dividend Growth Fund – Class Z	$ 154,906,142	$ 24.53	6,314,652

Fidelity® Dividend Growth Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Dividend Growth Fund – Retail Class	$6,859,492,941	$39.71	172,725,315
Fidelity® Dividend Growth Fund – Class K	$1,120,397,879	$39.65	28,260,003

Fidelity Dividend Growth Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Dividend Growth Fund – Class A(b)	$ 594,203,264	$39.71(c)	14,963,567(d)
Fidelity® Dividend Growth Fund – Class M(b)	$ 402,606,006	$39.71(c)	10,138,655(d)
Fidelity® Dividend Growth Fund – Class C(b)	$ 47,036,692	$39.71(c)	1,184,505(d)
Fidelity® Dividend Growth Fund – Class I(b)	$ 400,893,952	$39.71(c)	10,095,541(d)
Fidelity® Dividend Growth Fund – Class Z(b)	$ 154,906,142	$39.71(c)	3,900,935(d)
Fidelity® Dividend Growth Fund – Retail Class	$ 6,859,492,941	$39.71	172,725,315
Fidelity® Dividend Growth Fund – Class K	$ 1,120,397,879	$39.65	28,260,003

(a)
Fidelity Advisor® Dividend Growth Fund’s estimated one-time Reorganization costs are approximately $218,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail Class net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization described in Proposal 1 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Dividend Growth Fund shares will be received by shareholders of Fidelity Advisor® Dividend Growth Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Dividend Growth Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series I and Fidelity Securities Fund at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund and that the interests of existing shareholders of Fidelity Advisor® Dividend Growth Fund and Fidelity® Dividend Growth Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Dividend Growth Fund fail to approve the respective Agreement, FMR may consider other options for the fund.
The Board of Trustees of Fidelity Advisor® Dividend Growth Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 2
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® EQUITY VALUE FUND AND FIDELTITY® VALUE DISCOVERY FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity® Value Discovery Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for shares of Fidelity® Value Discovery Fund and the assumption by Fidelity® Value Discovery Fund of Fidelity Advisor® Equity Value Fund’s liabilities; and (b) the distribution of shares of Fidelity® Value Discovery Fund to the shareholders of Fidelity Advisor® Equity Value Fund as provided for in the Agreement.
The value of Fidelity Advisor® Equity Value Fund’s assets to be acquired by Fidelity® Value Discovery Fund and the amount of its liabilities to be assumed by Fidelity® Value Discovery Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Value Discovery Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Value Discovery Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Value Discovery Fund will deliver to Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Equity Value Fund will distribute to its shareholders of record, shares of Fidelity® Value Discovery Fund so that each Fidelity Advisor® Equity Value Fund shareholder will receive the number of full and fractional shares of Fidelity® Value Discovery Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Equity Value Fund held by such shareholder on the Closing Date; Fidelity Advisor® Equity Value Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Equity Value Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Value Discovery Fund due that shareholder. The net asset value per share of Fidelity® Value Discovery Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Value Discovery Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Equity Value Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Equity Value Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Equity Value Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor® Equity Value Fund will bear any such costs above those borne by FMR.
All of the current investments of Fidelity Advisor® Equity Value Fund are permissible investments for Fidelity® Value Discovery Fund. Nevertheless, if shareholders approve the Reorganizations, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Value Discovery Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Value Discovery Fund that occur after the Closing Date will be borne by Fidelity® Value Discovery Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Equity Value Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1)	the compatibility of the investment objectives, strategies, and policies of the funds;
(2)	the historical performance of the funds;

41

(3)    the fees and expenses and the relative expense ratios of the funds;
(4)	the potential benefit of the Reorganization to shareholders of the funds;
(5)	the costs to be incurred by each fund as a result of the Reorganization;
(6)	the tax consequences of the Reorganization;
(7)	the relative size of the funds;
(8)	the elimination of duplicative funds; and
(9)	the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to Fidelity Advisor® Equity Value Fund’s and Fidelity® Value Discovery Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Boards that the Reorganization will permit shareholders of Fidelity Advisor® Equity Value Fund to pursue the same investment objective and similar investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Equity Value Fund are expected to benefit from an expense reduction of approximately 5 to 9 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Fidelity Advisor® Equity Value Fund’s and Fidelity® Value Discovery Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Advisor® Equity Value Fund will receive, respectively, Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Value Discovery Fund. Class A, Class M, Class C, Class I, and Class Z shares of Fidelity® Value Discovery Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
Fidelity® Value Discovery Fund is a series of Fidelity Puritan Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Value Discovery Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Value Discovery Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Equity Value Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Value Discovery Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information, which is incorporated herein by reference.
Fidelity Puritan Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in Fidelity® Value Discovery Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Equity Value Fund shareholders that have their Fidelity Advisor® Equity Value Fund shares exchanged for Fidelity® Value Discovery Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

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The exchange of Fidelity Advisor® Equity Value Fund’s assets for Fidelity® Value Discovery Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Equity Value Fund by Fidelity® Value Discovery Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Value Discovery Fund of substantially all of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption by Fidelity® Value Discovery Fund of all liabilities of Fidelity Advisor® Equity Value Fund followed by the distribution of Fidelity® Value Discovery Fund shares to the Fidelity Advisor® Equity Value Fund shareholders in exchange for their Fidelity Advisor® Equity Value Fund shares in complete liquidation and termination of Fidelity Advisor® Equity Value Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Equity Value Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Value Discovery Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption by Fidelity® Value Discovery Fund of all liabilities of Fidelity Advisor® Equity Value Fund, except that Fidelity Advisor® Equity Value Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Equity Value Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Value Discovery Fund shares received by Fidelity Advisor® Equity Value Fund in the Reorganization;
(iv) Fidelity® Value Discovery Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Equity Value Fund in exchange solely for Fidelity® Value Discovery Fund shares and the assumption of all liabilities of Fidelity Advisor® Equity Value Fund;
(v) The adjusted basis to Fidelity® Value Discovery Fund of the assets of Fidelity Advisor® Equity Value Fund received by Fidelity® Value Discovery Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Equity Value Fund immediately before the exchange;
(vi) Fidelity® Value Discovery Fund’s holding periods with respect to the assets of Fidelity Advisor® Equity Value Fund that Fidelity® Value Discovery Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Equity Value Fund (except where investment activities of Fidelity® Value Discovery Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Equity Value Fund shareholders will recognize no gain or loss upon receiving Fidelity® Value Discovery Fund shares in exchange solely for Fidelity Advisor® Equity Value Fund shares;
(viii) The aggregate basis of the Fidelity® Value Discovery Fund shares received by a Fidelity Advisor® Equity Value Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Equity Value Fund shares surrendered by the Fidelity Advisor® Equity Value Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Equity Value Fund shareholder’s holding period for the Fidelity® Value Discovery Fund shares received by the Fidelity Advisor® Equity Value Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Equity Value Fund shareholder held Fidelity Advisor® Equity Value Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Equity Value Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of Fidelity Advisor® Equity Value Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Equity Value Fund would recognize gain or loss on the transfer of its assets to Fidelity® Value Discovery Fund, and each Fidelity Advisor® Equity Value Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Equity Value Fund shares and the fair market value of the Fidelity® Value Discovery Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Equity Value Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Equity Value Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Equity Value Fund may declare one or more distributions to its shareholders, which together with all previous

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distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Equity Value Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Value Discovery Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Value Discovery Fund’s ability to use Fidelity Advisor® Equity Value Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Equity Value Fund	November 30	$220	$8.8	$53.4
Fidelity® Value Discovery Fund	July 31	$3,253	$18.8	$782.6

Forms of Organization
Fidelity Advisor® Equity Value Fund is a diversified series of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Value Discovery Fund is a diversified series of Fidelity Puritan Trust, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series I and Fidelity Puritan Trust are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Equity Value Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in Fidelity® Value Discovery Fund’s and Fidelity Advisor® Equity Value Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity® Value Discovery Fund Following the Reorganization
FMR does not expect Fidelity® Value Discovery Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Value Discovery Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Value Discovery Fund in their current capacities. Sean Gavin, who is currently the Portfolio Manager of Fidelity® Value Discovery Fund and Fidelity Advisor® Equity Value Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity® Value Discovery Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Equity Value Fund was $215,024,232, or 6.9% of Fidelity® Value Discovery Fund.
Fidelity Advisor® Equity Value Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Equity Value Fund – Class A	$120,734,031	$24.31	4,965,909
Fidelity Advisor® Equity Value Fund – Class M	$31,651,905	$24.31	1,301,865
Fidelity Advisor® Equity Value Fund – Class C	$12,635,293	$23.67	533,876
Fidelity Advisor® Equity Value Fund – Class I	$36,534,820	$25.03	1,459,750
Fidelity Advisor® Equity Value Fund – Class Z	$13,468,183	$24.85	541,922

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Fidelity® Value Discovery Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Value Discovery Fund – Retail Class	$3,065,869,570	$38.03	80,617,959
Fidelity® Value Discovery Fund – Class K	$64,982,226	$38.07	1,706,893

Fidelity® Value Discovery Fund Pro Forma

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Value Discovery Fund – Class A(b)	$120,734,031	$38.03(c)	3,174,705(d)
Fidelity® Value Discovery Fund – Class M(b)	$31,651,905	$38.03(c)	832,288(d)
Fidelity® Value Discovery Fund – Class C(b)	$12,635,293	$38.03(c)	332,245(d)
Fidelity® Value Discovery Fund – Class I(b)	$36,534,820	$38.03(c)	960,684(d)
Fidelity® Value Discovery Fund – Class Z(b)	$13,468,183	$38.03(c)	354,146(d)
Fidelity® Value Discovery Fund – Retail Class	$3,065,869,570	$38.03	80,617,959
Fidelity® Value Discovery Fund – Class K	$64,982,226	$38.07	1,706,893

(a)
Fidelity Advisor® Equity Value Fund’s estimated one-time Reorganization costs are approximately $78,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization.
(c)	Class is expected to launch at the Retail Class net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization described in Proposal 2 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Value Discovery Fund shares will be received by shareholders of Fidelity Advisor® Equity Value Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Value Discovery Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series I and Fidelity Puritan Trust at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund and that the interests of existing shareholders of Fidelity Advisor® Equity Value Fund and Fidelity® Value Discovery Fund would not be diluted as a result of the Reorganization. In the event shareholders of Fidelity Advisor® Equity Value Fund fail to approve the respective Agreement, FMR may consider other options for the fund.
The Board of Trustees of Fidelity Advisor® Equity Value Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 3
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY ADVISOR® VALUE LEADERS FUND AND FIDELITY® BLUE CHIP VALUE.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity® Blue Chip Value Fund acquiring as of the Closing Date all of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for shares of Fidelity® Blue Chip Value Fund and the assumption by Fidelity® Blue Chip Value Fund of Fidelity Advisor® Value Leaders Fund’s liabilities; and (b) the distribution of shares of Fidelity® Blue Chip Value Fund to the shareholders of Fidelity Advisor® Value Leaders Fund as provided for in the Agreement.
The value of Fidelity Advisor® Value Leaders Fund’s assets to be acquired by Fidelity® Blue Chip Value Fund and the amount of its liabilities to be assumed by Fidelity® Blue Chip Value Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Blue Chip Value Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Blue Chip Value Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.
As of the Closing Date, Fidelity® Blue Chip Value Fund will deliver to Fidelity Advisor® Value Leaders Fund, and Fidelity Advisor® Value Leaders Fund will distribute to its shareholders of record, shares of Fidelity® Blue Chip Value Fund so that each Fidelity Advisor® Value Leaders Fund shareholder will receive the number of full and fractional shares of Fidelity® Blue Chip Value Fund equal in value to the aggregate net asset value of shares of Fidelity Advisor® Value Leaders Fund held by such shareholder on the Closing Date; Fidelity Advisor® Value Leaders Fund will be liquidated as soon as practicable thereafter. Each Fidelity Advisor® Value Leaders Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Blue Chip Value Fund due that shareholder. The net asset value per share of Fidelity® Blue Chip Value Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity® Blue Chip Value Fund in a name other than that of the registered holder of the shares on the books of Fidelity Advisor® Value Leaders Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Advisor® Value Leaders Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Advisor® Value Leaders Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. Fidelity Advisor® Value Leaders Fund will bear any such costs above those borne by FMR.
All of the current investments of Fidelity Advisor® Value Leaders Fund are permissible investments for Fidelity® Blue Chip Value Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund. Any transaction costs associated with portfolio adjustments to Fidelity® Blue Chip Value Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Blue Chip Value Fund that occur after the Closing Date will be borne by Fidelity® Blue Chip Value Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Advisor® Value Leaders Fund shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;

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(2)	the historical performance of the funds;
(3)	the fees and expenses and the relative expense ratios of the funds;
(4)	the potential benefit of the Reorganization to shareholders of the funds;
(5)	the costs to be incurred by each fund as a result of the Reorganization;
(6)	the tax consequences of the Reorganization;
(7)	the relative size of the funds;
(8)	the elimination of duplicative funds; and
(9)	the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to Fidelity Advisor® Value Leaders Fund’s and Fidelity® Blue Chip Value Fund’s Board at a meeting held on November 20, 2024. In proposing the Reorganization, FMR advised the Boards that the Reorganization will permit shareholders of Fidelity Advisor® Value Leaders Fund to pursue the same investment objective and investment strategies in a larger fund with lower expenses, and based on the pro forma expense data shareholders of Fidelity Advisor® Value Leaders Fund are expected to benefit from an expense reduction of approximately 3 to 9 basis points (including performance fees), depending on the class. FMR further advised the Board that variability in performance fees over time and between the two funds may cause fluctuations in expense impacts over different time periods. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.
Fidelity Advisor® Value Leaders Fund’s and Fidelity® Blue Chip Value Fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of Class A, Class M, Class C, and Class I shares of Fidelity Advisor® Value Leaders Fund will receive, respectively, Class A, Class M, Class C, and Class I shares of Fidelity® Blue Chip Value Fund. Class A, Class M, Class C, and Class I shares of Fidelity® Blue Chip Value Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.
Fidelity® Blue Chip Value Fund is a series of Fidelity Securities Fund. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Blue Chip Value Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Blue Chip Value Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Advisor® Value Leaders Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Blue Chip Value Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust(s) – Shareholder Liability” section of the Statement of Additional Information, which is incorporated herein by reference.
Fidelity Securities Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, in Fidelity® Blue Chip Value Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Advisor® Value Leaders Fund shareholders that have their Fidelity Advisor® Value Leaders Fund shares exchanged for Fidelity® Blue Chip Value Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. The exchange of Fidelity Advisor® Value Leaders Fund’s assets for Fidelity® Blue Chip Value Fund’s shares and the assumption of the liabilities of Fidelity Advisor® Value Leaders Fund by Fidelity® Blue Chip Value Fund

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is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund, substantially to the effect that:
(i) The acquisition by Fidelity® Blue Chip Value Fund of substantially all of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption by Fidelity® Blue Chip Value Fund of all liabilities of Fidelity Advisor® Value Leaders Fund followed by the distribution of Fidelity® Blue Chip Value Fund shares to the Fidelity Advisor® Value Leaders Fund shareholders in exchange for their Fidelity Advisor® Value Leaders Fund shares in complete liquidation and termination of Fidelity Advisor® Value Leaders Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Advisor® Value Leaders Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Blue Chip Value Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption by Fidelity® Blue Chip Value Fund of all liabilities of Fidelity Advisor® Value Leaders Fund, except that Fidelity Advisor® Value Leaders Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Advisor® Value Leaders Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Blue Chip Value Fund shares received by Fidelity Advisor® Value Leaders Fund in the Reorganization;
(iv) Fidelity® Blue Chip Value Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Advisor® Value Leaders Fund in exchange solely for Fidelity® Blue Chip Value Fund shares and the assumption of all liabilities of Fidelity Advisor® Value Leaders Fund;
(v) The adjusted basis to Fidelity® Blue Chip Value Fund of the assets of Fidelity Advisor® Value Leaders Fund received by Fidelity® Blue Chip Value Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Advisor® Value Leaders Fund immediately before the exchange;
(vi) Fidelity® Blue Chip Value Fund’s holding periods with respect to the assets of Fidelity Advisor® Value Leaders Fund that Fidelity® Blue Chip Value Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Advisor® Value Leaders Fund (except where investment activities of Fidelity® Blue Chip Value Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Advisor® Value Leaders Fund shareholders will recognize no gain or loss upon receiving Fidelity® Blue Chip Value Fund shares in exchange solely for Fidelity Advisor® Value Leaders Fund shares;
(viii) The aggregate basis of the Fidelity® Blue Chip Value Fund shares received by a Fidelity Advisor® Value Leaders Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Advisor® Value Leaders Fund shares surrendered by the Fidelity Advisor® Value Leaders Fund shareholder in exchange therefor; and
(ix) A Fidelity Advisor® Value Leaders Fund shareholder’s holding period for the Fidelity® Blue Chip Value Fund shares received by the Fidelity Advisor® Value Leaders Fund shareholder in the Reorganization will include the holding period during which the Fidelity Advisor® Value Leaders Fund shareholder held Fidelity Advisor® Value Leaders Fund shares surrendered in exchange therefor, provided that the Fidelity Advisor® Value Leaders Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Shareholders of Fidelity Advisor® Value Leaders Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Advisor® Value Leaders Fund would recognize gain or loss on the transfer of its assets to Fidelity® Blue Chip Value Fund, and each Fidelity Advisor® Value Leaders Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Advisor® Value Leaders Fund shares and the fair market value of the Fidelity® Blue Chip Value Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Advisor® Value Leaders Fund, which could accelerate distributions to shareholders from Fidelity Advisor® Value Leaders Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Advisor® Value Leaders Fund may declare one or more distributions to its shareholders, which together with all previous

48

distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of September 30, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Advisor® Value Leaders Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Blue Chip Value Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Blue Chip Value Fund’s ability to use Fidelity Advisor® Value Leaders Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of September 30, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Advisor® Value Leaders Fund	October 31	$36	$2.6	$7.6
Fidelity® Blue Chip Value Fund	July 31	$723	$12.2	$153.5

Forms of Organization
Fidelity Advisor® Value Leaders Fund is a diversified series of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust on June 24, 1983. Fidelity® Blue Chip Value Fund is a diversified series of Fidelity Securities Fund, an open-end management investment company organized as a Massachusetts business trust on October 1, 1984. Fidelity Advisor Series VIII and Fidelity Securities Fund are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Massachusetts business trusts, governed by substantially similar Declarations of Trust, the rights of the security holders of Fidelity Advisor® Value Leaders Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section in Fidelity® Blue Chip Value Fund’s and Fidelity Advisor® Value Leaders Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity® Blue Chip Value Fund Following the Reorganization
FMR does not expect Fidelity® Blue Chip Value Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Blue Chip Value Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Blue Chip Value Fund in their current capacities. Sean Gavin, who is currently the Portfolio Manager of Fidelity® Blue Chip Value Fund and Fidelity Advisor® Value Leaders Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity® Blue Chip Value Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund as of July 31, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of July 31, 2024, the net assets of Fidelity Advisor® Value Leaders Fund was $35,713,219, or 4.8% of Fidelity® Blue Chip Value Fund.
Fidelity Advisor® Value Leaders Fund(a)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Advisor® Value Leaders Fund – Class A	$21,446,973	$23.11	928,153
Fidelity Advisor® Value Leaders Fund – Class M	$5,791,481	$23.22	249,424
Fidelity Advisor® Value Leaders Fund – Class C	$2,373,469	$22.32	106,357
Fidelity Advisor® Value Leaders Fund – Class I	$6,101,296	$23.27	262,141

49

Fidelity® Blue Chip Value Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Blue Chip Value Fund – Retail Class	$743,829,952	$27.00	27,550,605

Fidelity® Blue Chip Value Fund Pro Forma

	Net Assets	Net Asset Value Per Shares	Shares Outstanding
Fidelity® Blue Chip Value Fund – Class A(b)	$21,446,973	$27.00(c)	794,332 (d)
Fidelity® Blue Chip Value Fund – Class M(b)	$5,791,481	$27.00(c)	214,499 (d)
Fidelity® Blue Chip Value Fund – Class C(b)	$2,373,469	$27.00(c)	87,906 (d)
Fidelity® Blue Chip Value Fund – Class I(b)	$6,101,296	$27.00(c)	225,974 (d)
Fidelity® Blue Chip Value Fund – Class Z(b)	$0	$27.00(c)	0
Fidelity® Blue Chip Value Fund – Retail Class	$743,829,952	$27.00	27,550,605

(a)
Fidelity Advisor® Equity Value Fund’s estimated one-time Reorganization costs are approximately $39,000. For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”

(b)	Class will commence operations prior to the Reorganization. Class Z is not offered on Fidelity Advisor® Value Leaders Fund.
(c)	Class is expected to launch at the Retail Class net asset value at time of launch.
(d)	Shares have been adjusted to reflect what will be issued post merger.
The table above assumes that the Reorganization described in Proposal 3 occurred on July 31, 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity® Blue Chip Value Fund shares will be received by shareholders of Fidelity Advisor® Value Leaders Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Blue Chip Value Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Advisor Series VIII and Fidelity Securities Fund at a meeting held on November 20, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund and that the interests of existing shareholders of Fidelity Advisor® Value Leaders Fund and Fidelity® Blue Chip Value Fund would not be diluted as a result of the Reorganization In the event shareholders of Fidelity Advisor® Value Leaders Fund fail to approve the respective Agreement, FMR may consider other options for the fund.
The Board of Trustees of Fidelity Advisor® Value Leaders Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

50

ADDITIONAL INFORMATION ABOUT THE FUNDS
Class A, Class M, Class C, Class I, and Class Z shares, as applicable, of the Acquiring Funds will not commence operations until approximately the Closing Date of the Reorganizations and, therefore, financial highlights are not available.
Fidelity® Dividend Growth Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:
Fidelity® Dividend Growth Fund Retail Class

	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.22	$32.82	$36.80	$26.38	$29.59
Income from Investment Operations
Net investment income (loss)A,B	.37	.47	.44	.42	.58
Net realized and unrealized gain (loss)	8.26	2.26	(1.37)	10.59	(2.29)
Total from investment operations	8.63	2.73	(.93)	11.01	(1.71)
Distributions from net investment income	(.47)	(.47)	(.55)	(.59)	(.49)
Distributions from net realized gain	(.67)	(2.85)	(2.50)	—	(1.01)
Total distributions	(1.14)	(3.33)C	(3.05)	(.59)	(1.50)
Net asset value, end of period	$39.71	$32.22	$32.82	$36.80	$26.38
Total ReturnD	27.66%	9.39%	(2.83)%	42.42%	(6.24)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.71%	.58%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.70%	.58%	.47%	.49%	.49%
Expenses net of all reductions	.70%	.58%	.47%	.48%	.48%
Net investment income (loss)	1.07%	1.57%	1.27%	1.31%	2.11%
Supplemental Data
Net assets, end of period (in millions)	$6,859	$5,711	$5,661	$6,114	$4,685
Portfolio turnover rateG	70%	66% H	52%	93%	69%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Dividend Growth Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

51

Fidelity® Value Discovery Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:
Fidelity® Value Discovery Fund Retail Class

	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.46	$36.10	$37.95	$26.99	$28.85
Income from Investment Operations
Net investment income (loss)A,B	.66	.48	.45	.40	.57C
Net realized and unrealized gain (loss)	2.74	1.53	(.48)	10.98	(1.53)
Total from investment operations	3.40	2.01	(.03)	11.38	(.96)
Distributions from net investment income	(.58)	(.44)	(.43)	(.42)	(.52)
Distributions from net realized gain	(1.26)	(1.21)	(1.40)	—	(.38)
Total distributions	(1.83)D	(1.65)	(1.82) D	(.42)	(.90)
Net asset value, end of period	$38.03	$36.46	$36.10	$37.95	$26.99
Total ReturnE	9.99%	5.83%	(.21)%	42.65%	(3.54)%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.64%	.84%	.80%	.75%	.66%
Expenses net of fee waivers, if any	.64%	.83%	.80%	.75%	.66%
Expenses net of all reductions	.64%	.83%	.80%	.74%	.64%
Net investment income (loss)	1.85%	1.37%	1.20%	1.21%	2.07% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,065,870	$2,911,436	$2,895,400	$3,192,073	$1,788,146
Portfolio turnover rateH	33%	24% I	34% I	36%	70% I

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Discovery Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

52

Fidelity® Blue Chip Value Fund – Retail Class’s financial highlights for the last five fiscal years ended July 31, 2024 (audited), are shown in the table below:
Fidelity® Blue Chip Value Fund Retail Class

	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.17	$23.79	$23.11	$17.02	$19.71
Income from Investment Operations
Net investment income (loss)A,B	.38	.31	.33	.27	.31
Net realized and unrealized gain (loss)	2.36	1.69	.66	6.03	(2.63)
Total from investment operations	2.74	2.00	.99	6.30	(2.32)
Distributions from net investment income	(.38)	(.26)	(.31)	(.21)	(.31)
Distributions from net realized gain	(.53)	(.37)	—	—	(.06)
Total distributions	(.91)	(.62) C	(.31)	(.21)	(.37)
Net asset value, end of period	$27.00	$25.17	$23.79	$23.11	$17.02
Total ReturnD	11.31%	8.61%	4.28%	37.36%	(12.03)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.85%	.80%	.63%	.58%	.63%
Expenses net of fee waivers, if any	.85%	.79%	.63%	.58%	.63%
Expenses net of all reductions	.85%	.79%	.63%	.58%	.61%
Net investment income (loss)	1.52%	1.32%	1.38%	1.35%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$743,830	$752,556	$740,985	$525,809	$375,786
Portfolio turnover rateG	39%	32%	41%	52%	119%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Blue Chip Value Fund – Retail Class’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

53

Fidelity Advisor® Dividend Growth Fund’s financial highlights for the last five fiscal years ended November 30, 2024 (audited), are shown in the tables below:
Fidelity Advisor® Dividend Growth Fund Class  A

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.02	$18.40	$20.29	$16.20	$17.06
Income from Investment Operations
Net investment income (loss)A,B	.14	.18	.21	.14	.27
Net realized and unrealized gain (loss)	6.38	.95	(.83)	4.19	(.35)
Total from investment operations	6.52	1.13	(.62)	4.33	(.08)
Distributions from net investment income	(.20)	(.20)	(.28)	(.24)	(.25)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)
Total distributions	(.57)	(1.51)	(1.27)	(.24)	(.78)C
Net asset value, end of period	$23.97	$18.02	$18.40	$20.29	$16.20
Total ReturnD,E	37.01%	7.00%	(3.46)%	27.06%	(.60)%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.99%	.99%	.82%	.83%	.81%
Expenses net of fee waivers, if any	.99%	.99%	.81%	.83%	.81%
Expenses net of all reductions	.99%	.99%	.81%	.83%	.80%
Net investment income (loss)	.67%	1.08%	1.16%	.73%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$655	$467	$452	$477	$374
Portfolio turnover rateH	69%	65%	57%	54%	113%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

54

Fidelity Advisor® Dividend Growth Fund Class M

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.94	$18.29	$20.14	$16.08	$16.94
Income from Investment Operations
Net investment income (loss)A,B	.09	.14	.17	.09	.23
Net realized and unrealized gain (loss)	6.36	.94	(.83)	4.17	(.35)
Total from investment operations	6.45	1.08	(.66)	4.26	(.12)
Distributions from net investment income	(.15)	(.12)	(.20)	(.20)	(.21)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)
Total distributions	(.52)	(1.43)	(1.19)	(.20)	(.74)C
Net asset value, end of period	$23.87	$17.94	$18.29	$20.14	$16.08
Total ReturnD,E	36.74%	6.72%	(3.70)%	26.77%	(.85)%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.24%	1.23%	1.06%	1.07%	1.05%
Expenses net of fee waivers, if any	1.23%	1.23%	1.06%	1.07%	1.05%
Expenses net of all reductions	1.23%	1.23%	1.06%	1.07%	1.04%
Net investment income (loss)	.42%	.84%	.92%	.49%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$425	$334	$341	$368	$316
Portfolio turnover rateH	69%	65%	57%	54%	113%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

55

Fidelity Advisor® Dividend Growth Fund Class C

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.77	$17.17	$18.89	$15.10	$15.92
Income from Investment Operations
Net investment income (loss)A,B	(.02)	.05	.06	(.01)	.14
Net realized and unrealized gain (loss)	5.93	.87	(.77)	3.92	(.34)
Total from investment operations	5.91	.92	(.71)	3.91	(.20)
Distributions from net investment income	(.08)	(.02)	(.05)	(.12)	(.08)
Distributions from net realized gain	(.37)	(1.31)	(.96)	—	(.54)
Total distributions	(.45)	(1.32)C	(1.01)	(.12)	(.62)
Net asset value, end of period	$22.23	$16.77	$17.17	$18.89	$15.10
Total ReturnD,E	35.99%	6.17%	(4.18)%	26.03%	(1.41)%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.75%	1.78%	1.60%	1.62%	1.61%
Expenses net of fee waivers, if any	1.74%	1.77%	1.60%	1.62%	1.61%
Expenses net of all reductions	1.74%	1.77%	1.60%	1.62%	1.60%
Net investment income (loss)	(.09)%	.29%	.38%	(.06)%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$52	$39	$45	$53	$56
Portfolio turnover rateH	69%	65%	57%	54%	113%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

56

Fidelity Advisor® Dividend Growth Fund Class I

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.45	$19.76	$21.72	$17.32	$18.18
Income from Investment Operations
Net investment income (loss)A,B	.21	.24	.27	.20	.32
Net realized and unrealized gain (loss)	6.89	1.02	(.89)	4.48	(.36)
Total from investment operations	7.10	1.26	(.62)	4.68	(.04)
Distributions from net investment income	(.25)	(.26)	(.35)	(.28)	(.28)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)
Total distributions	(.61)C	(1.57)	(1.34)	(.28)	(.82)
Net asset value, end of period	$25.94	$19.45	$19.76	$21.72	$17.32
Total ReturnD	37.33%	7.25%	(3.23)%	27.37%	(.36)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.76%	.59%	.60%	.57%
Expenses net of fee waivers, if any	.74%	.75%	.58%	.60%	.57%
Expenses net of all reductions	.74%	.75%	.58%	.60%	.56%
Net investment income (loss)	.91%	1.31%	1.39%	.96%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$458	$256	$239	$245	$180
Portfolio turnover rateG	69%	65%	57%	54%	113%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

57

Fidelity Advisor® Dividend Growth Fund Class Z

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.85	$20.15	$22.15	$17.65	$18.51
Income from Investment Operations
Net investment income (loss)A,B	.25	.27	.31	.23	.35
Net realized and unrealized gain (loss)	7.05	1.05	(.91)	4.57	(.37)
Total from investment operations	7.30	1.32	(.60)	4.80	(.02)
Distributions from net investment income	(.28)	(.31)	(.41)	(.30)	(.31)
Distributions from net realized gain	(.37)	(1.31)	(.99)	—	(.54)
Total distributions	(.65)	(1.62)	(1.40)	(.30)	(.84)C
Net asset value, end of period	$26.50	$19.85	$20.15	$22.15	$17.65
Total ReturnD	37.57%	7.44%	(3.10)%	27.61%	(.22)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	.61%	.60%	.43%	.45%	.41%
Expenses net of fee waivers, if any	.61%	.60%	.43%	.44%	.41%
Expenses net of all reductions	.61%	.60%	.43%	.44%	.40%
Net investment income (loss)	1.05%	1.47%	1.55%	1.12%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$187	$33	$53	$60	$55
Portfolio turnover rateG	69%	65%	57%	54%	113%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

58

Fidelity Advisor® Dividend Growth Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Fidelity Advisor® Equity Value Fund’s financial highlights for the last five fiscal years ended November 30, 2024 (audited), are shown in the tables below:
Fidelity Advisor® Equity Value Fund Class A

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$23.31	$22.52	$18.87	$18.81
Income from Investment Operations
Net investment income (loss)A,B	.33	.27	.20	.16	.24C
Net realized and unrealized gain (loss)	4.12	(.83)	1.30	3.69	.80
Total from investment operations	4.45	(.56)	1.50	3.85	1.04
Distributions from net investment income	(.30)	(.19)	(.11)	(.20)	(.45)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)
Total distributions	(.77)	(.36)	(.71)	(.20)	(.98)
Net asset value, end of period	$26.07	$22.39	$23.31	$22.52	$18.87
Total ReturnD,E	20.44%	(2.38)%	6.63%	20.58%	5.68%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.94%	1.14%	1.19%	1.14%	1.11%
Expenses net of fee waivers, if any	.94%	1.13%	1.15%	1.14%	1.10%
Expenses net of all reductions	.94%	1.13%	1.15%	1.14%	1.09%
Net investment income (loss)	1.38%	1.24%	.90%	.73%	1.44%C
Supplemental Data
Net assets, end of period (000 omitted)	$127,177	$110,910	$117,379	$96,669	$67,291
Portfolio turnover rateH	31%	29%	40%	35%	75%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

59

Fidelity Advisor® Equity Value Fund Class M

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$23.28	$22.50	$18.85	$18.79
Income from Investment Operations
Net investment income (loss)A,B	.27	.22	.14	.11	.20C
Net realized and unrealized gain (loss)	4.13	(.83)	1.29	3.69	.79
Total from investment operations	4.40	(.61)	1.43	3.80	.99
Distributions from net investment income	(.25)	(.13)	(.05)	(.15)	(.40)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)
Total distributions	(.72)	(.30)	(.65)	(.15)	(.93)
Net asset value, end of period	$26.05	$22.37	$23.28	$22.50	$18.85
Total ReturnD,E	20.18%	(2.60)%	6.32%	20.31%	5.37%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.19%	1.38%	1.44%	1.39%	1.37%
Expenses net of fee waivers, if any	1.19%	1.38%	1.40%	1.38%	1.36%
Expenses net of all reductions	1.19%	1.37%	1.40%	1.38%	1.35%
Net investment income (loss)	1.13%	.99%	.65%	.48%	1.19%C
Supplemental Data
Net assets, end of period (000 omitted)	$33,590	$30,938	$33,509	$31,217	$25,905
Portfolio turnover rateH	31%	29%	40%	35%	75%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the sales charges.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

60

Fidelity Advisor® Equity Value Fund Class C

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.73	$22.65	$21.89	$18.33	$18.29
Income from Investment Operations
Net investment income (loss)A,B	.14	.10	.03	(.01)	.10C
Net realized and unrealized gain (loss)	4.01	(.80)	1.25	3.61	.76
Total from investment operations	4.15	(.70)	1.28	3.60	.86
Distributions from net investment income	(.10)	(.05)	—	(.04)	(.29)
Distributions from net realized gain	(.47)	(.17)	(.52)	—	(.53)
Total distributions	(.57)	(.22)	(.52)	(.04)	(.82)
Net asset value, end of period	$25.31	$21.73	$22.65	$21.89	$18.33
Total ReturnD,E	19.51%	(3.10)%	5.81%	19.67%	4.78%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.72%	1.94%	1.98%	1.93%	1.91%
Expenses net of fee waivers, if any	1.71%	1.90%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.71%	1.90%	1.90%	1.93%	1.89%
Net investment income (loss)	.61%	.47%	.15%	(.06)%	.64%C
Supplemental Data
Net assets, end of period (000 omitted)	$12,345	$13,766	$17,461	$14,096	$11,555
Portfolio turnover rateH	31%	29%	40%	35%	75%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

61

Fidelity Advisor® Equity Value Fund Class I

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.04	$23.96	$23.14	$19.39	$19.16
Income from Investment Operations
Net investment income (loss)A,B	.40	.34	.26	.22	.30 C
Net realized and unrealized gain (loss)	4.25	(.84)	1.33	3.79	.81
Total from investment operations	4.65	(.50)	1.59	4.01	1.11
Distributions from net investment income	(.35)	(.25)	(.18)	(.26)	(.35)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)
Total distributions	(.83) D	(.42)	(.77) D	(.26)	(.88)
Net asset value, end of period	$26.86	$23.04	$23.96	$23.14	$19.39
Total ReturnE	20.76%	(2.09)%	6.86%	20.93%	5.95%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.68%	.88%	.94%	.90%	.77%
Expenses net of fee waivers, if any	.67%	.88%	.90%	.90%	.76%
Expenses net of all reductions	.67%	.88%	.90%	.90%	.75%
Net investment income (loss)	1.65%	1.49%	1.15%	.97%	1.78%C
Supplemental Data
Net assets, end of period (000 omitted)	$41,246	$35,934	$52,405	$51,171	$16,291
Portfolio turnover rateH	31%	29%	40%	35%	75%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

62

Fidelity Advisor® Equity Value Fund Class Z

	Years Ended November 30,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.90	$23.82	$23.00	$19.26	$19.18
Income from Investment Operations
Net investment income (loss)A,B	.43	.37	.30	.26	.32C
Net realized and unrealized gain (loss)	4.21	(.84)	1.32	3.75	.82
Total from investment operations	4.64	(.47)	1.62	4.01	1.14
Distributions from net investment income	(.39)	(.28)	(.20)	(.27)	(.52)
Distributions from net realized gain	(.47)	(.17)	(.60)	—	(.53)
Total distributions	(.86)	(.45)	(.80)	(.27)	(1.06)D
Net asset value, end of period	$26.68	$22.90	$23.82	$23.00	$19.26
Total ReturnE	20.90%	(1.96)%	7.02%	21.07%	6.09%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	.56%	.75%	.79%	.74%	.70%
Expenses net of fee waivers, if any	.56%	.74%	.75%	.74%	.69%
Expenses net of all reductions	.56%	.74%	.75%	.74%	.68%
Net investment income (loss)	1.76%	1.63%	1.30%	1.12%	1.86%C
Supplemental Data
Net assets, end of period (000 omitted)	$14,464	$15,274	$21,317	$35,306	$2,606
Portfolio turnover rateH	31%	29%	40%	35%	75%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C
Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

63

Fidelity Advisor® Equity Value Fund financial highlights should be read in conjunction with the financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, contained in the fund’s Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Fidelity Advisor® Value Leaders Fund’s financial highlights for the last five fiscal years ended October 31, 2024 (audited), are shown in the tables below:
Fidelity Advisor® Value Leaders Fund Class A

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.54	$20.97	$22.22	$15.67	$18.62
Income from Investment Operations
Net investment income (loss)A,B	.26	.23	.17	.17	.15
Net realized and unrealized gain (loss)	3.33	(.26)	.18	6.49	(2.81)
Total from investment operations	3.59	(.03)	.35	6.66	(2.66)
Distributions from net investment income	(.29)	(.13)	(.15)	(.11)	(.20)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.13)	(.40)	(1.60)	(.11)	(.29)
Net asset value, end of period	$23.00	$20.54	$20.97	$22.22	$15.67
Total ReturnC,D	18.13%	(.21)%	1.92%	42.68%	(14.57)%

Ratios to Average Net AssetsA,E,F
Expenses before reductions	1.38%	1.41%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	1.15%	1.14%	1.15%	1.15%	1.25%
Expenses net of all reductions	1.14%	1.14%	1.15%	1.15%	1.24%
Net investment income (loss)	1.19%	1.11%	.83%	.83%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390	$18,484	$20,328	$16,513	$10,954
Portfolio turnover rateG	32%	40%	39%	51%	144%

A
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

B	Calculated based on average shares outstanding during the period.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

64

Fidelity Advisor® Value Leaders Fund Class M

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.62	$21.05	$22.30	$15.72	$18.68
Income from Investment Operations
Net investment income (loss)A,B	.21	.18	.12	.12	.11
Net realized and unrealized gain (loss)	3.34	(.26)	.17	6.52	(2.83)
Total from investment operations	3.55	(.08)	.29	6.64	(2.72)
Distributions from net investment income	(.23)	(.08)	(.09)	(.06)	(.15)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.07)	(.35)	(1.54)	(.06)	(.24)
Net asset value, end of period	$23.10	$20.62	$21.05	$22.30	$15.72
Total ReturnC,D	17.83%	(.43)%	1.63%	42.32%	(14.79)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.62%	1.65%	1.55%	1.54%	1.64%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.41%	1.50%
Expenses net of all reductions	1.39%	1.39%	1.40%	1.41%	1.49%
Net investment income (loss)	.94%	.86%	.57%	.57%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$5,610	$5,376	$5,569	$5,275	$3,821
Portfolio turnover rateG	32%	40%	39%	51%	144%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Total returns do not include the effect of the sales charges.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

65

Fidelity Advisor® Value Leaders Fund Class C

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.81	$20.29	$21.49	$15.18	$17.99
Income from Investment Operations
Net investment income (loss)A,B	.09	.07	.02	.01	.03
Net realized and unrealized gain (loss)	3.22	(.26)	.18	6.30	(2.75)
Total from investment operations	3.31	(.19)	.20	6.31	(2.72)
Distributions from net investment income	(.12)	(.02)	—	—	—
Distributions from net realized gain	(.84)	(.27)	(1.40)	—	(.09)
Total distributions	(.95)C	(.29)	(1.40)	—	(.09)
Net asset value, end of period	$22.17	$19.81	$20.29	$21.49	$15.18
Total ReturnD,E	17.27%	(.99)%	1.19%	41.57%	(15.22)%

Ratios to Average Net AssetsB,F,G
Expenses before reductions	2.14%	2.21%	2.10%	2.09%	2.18%
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.93%	2.00%
Expenses net of all reductions	1.89%	1.90%	1.89%	1.93%	1.99%
Net investment income (loss)	.44%	.36%	.08%	.05%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,300	$2,469	$2,847	$1,875	$1,763
Portfolio turnover rateH	32%	40%	39%	51%	144%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Total returns do not include the effect of the contingent deferred sales charge.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

66

Fidelity Advisor® Value Leaders Fund Class I

	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.70	$21.12	$22.39	$15.80	$18.78
Income from Investment Operations
Net investment income (loss)A,B	.32	.29	.22	.23	.20
Net realized and unrealized gain (loss)	3.34	(.27)	.18	6.54	(2.82)
Total from investment operations	3.66	.02	.40	6.77	(2.62)
Distributions from net investment income	(.35)	(.17)	(.22)	(.18)	(.27)
Distributions from net realized gain	(.84)	(.27)	(1.45)	—	(.09)
Total distributions	(1.18)C	(.44)	(1.67)	(.18)	(.36)
Net asset value, end of period	$23.18	$20.70	$21.12	$22.39	$15.80
Total ReturnD	18.40%	.05%	2.16%	43.08%	(14.31)%

Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.07%	1.08%	.94%	.94%	.99%
Expenses net of fee waivers, if any	.90%	.90%	.89%	.87%	.99%
Expenses net of all reductions	.89%	.90%	.89%	.87%	.98%
Net investment income (loss)	1.44%	1.36%	1.08%	1.11%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,152	$5,397	$9,872	$3,041	$1,898
Portfolio turnover rateG	32%	40%	39%	51%	144%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Value Leaders Fund financial should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

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VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy on or about February 19, 2025. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of each Target Fund’s Trust. In addition, Broadridge Financial Solutions, Inc (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of a Target Fund. Each Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of a Target Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Fidelity Advisor® Dividend Growth Fund	$15,600	$3,900
Fidelity Advisor® Equity Value Fund	$4,800	$1,200
Fidelity Advisor® Value Leaders Fund	$1,600	$400

If a Target Fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
For each of the Target Funds, FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. Any such expenses exceeding the portion borne by FMR will be borne by the applicable Target Fund. Proxy expenses, with the exception of related legal expenses, are allocated among the Target Funds based on the number of shareholder accounts in each fund. Proxy related legal expenses are allocated among the Target Funds based on each fund’s relative net assets.
For a free copy of Fidelity Advisor® Dividend Growth Fund’s Form N-CSR for the fiscal year ended November 30, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
For a free copy of Fidelity Advisor® Equity Value Fund’s Form N-CSR for the fiscal year ended November 30, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
For a free copy of Fidelity Advisor® Value Leaders Fund’s Form N-CSR for the fiscal year ended October 31, 2024, call 1-877-208-0098, visit institutional.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on February 19, 2025 will be entitled to vote at the Meeting of the Target Fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by a Target Fund’s trust, by the execution of a later–dated proxy card by a Target Fund’s trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a Target Fund’s Meeting and voting.
All proxies solicited by a Target Fund’s Board of Trustees that are properly executed and received by the Secretary prior to a Target Fund’s Meeting, and that are not revoked, will be voted at the respective Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to Target Fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

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One-third of each Target Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of the scheduled Meetings.
FMR has advised each Target Fund’s trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the applicable Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Share Ownership
As of December 31, 2024, shares of each class of each Target Fund and each Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity Advisor® Dividend Growth Fund: Class A	29,568,302
Fidelity Advisor® Dividend Growth Fund: Class M	19,205,109
Fidelity Advisor® Dividend Growth Fund: Class C	2,553,992
Fidelity Advisor® Dividend Growth Fund: Class I	19,402,499
Fidelity Advisor® Dividend Growth Fund: Class Z	8,369,539
Fidelity® Dividend Growth Fund: Retail Class	185,109,745
Fidelity® Dividend Growth Fund: Class K	13,317,746
Fidelity Advisor® Equity Value Fund: Class A	5,124,557
Fidelity Advisor® Equity Value Fund: Class M	1,332,445
Fidelity Advisor® Equity Value Fund: Class C	497,724
Fidelity Advisor® Equity Value Fund: Class I	1,608,270
Fidelity Advisor® Equity Value Fund: Class Z	564,613
Fidelity® Value Discovery Fund: Retail Class	85,074,672
Fidelity® Value Discovery Fund: Class K	1,755,687
Fidelity Advisor® Value Leaders Fund: Class A	967,626
Fidelity Advisor® Value Leaders Fund: Class M	265,805
Fidelity Advisor® Value Leaders Fund: Class C	108,959
Fidelity Advisor® Value Leaders Fund: Class I	183,264
Fidelity® Blue Chip Value Fund: Retail Class	27,301,740

Class A, Class M, Class C, Class I, and Class Z of each of Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund are newly created classes and will not issue shares until after the Closing Date of the respective Reorganization. Class Z is not offered on Fidelity Advisor® Value Leaders Fund.
As of December 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.

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As of December 31, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Class Name	Owner	City	State	Ownership %
Fidelity Advisor® Dividend Growth Fund – Class A	PERSHING LLC	JERSEY CITY	NJ	8.22%
Fidelity Advisor® Dividend Growth Fund – Class A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	7.07%
Fidelity Advisor® Dividend Growth Fund – Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.95%
Fidelity Advisor® Dividend Growth Fund – Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.76%
Fidelity Advisor® Dividend Growth Fund – Class A	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	5.05%
Fidelity Advisor® Dividend Growth Fund – Class C	PERSHING LLC	JERSEY CITY	NJ	13.09%
Fidelity Advisor® Dividend Growth Fund – Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	10.21%
Fidelity Advisor® Dividend Growth Fund – Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	6.91%
Fidelity Advisor® Dividend Growth Fund – Class C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.54%
Fidelity Advisor® Dividend Growth Fund – Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.48%
Fidelity Advisor® Dividend Growth Fund – Class I	NEW HAMPSHIRE HIGHER EDUCATION SAVINGS PLAN TRUST	MERRIMACK	NH	25.64%
Fidelity Advisor® Dividend Growth Fund – Class I	PERSHING LLC	JERSEY CITY	NJ	11.64%
Fidelity Advisor® Dividend Growth Fund – Class I	CHET ADVISOR 529 DIVIDEND GROWTH PORTFOLIO	MERRIMACK	NH	10.34%
Fidelity Advisor® Dividend Growth Fund – Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	9.09%
Fidelity Advisor® Dividend Growth Fund – Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	7.31%
Fidelity Advisor® Dividend Growth Fund – Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	6.14%
Fidelity Advisor® Dividend Growth Fund – Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	5.66%
Fidelity Advisor® Dividend Growth Fund – Class M	PAYCHEX SECURITIES CORP	WEST HENRIETTA	NY	37.44%
Fidelity Advisor® Equity Value Fund – Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	10.70%
Fidelity Advisor® Equity Value Fund – Class A	PERSHING LLC	JERSEY CITY	NJ	8.89%
Fidelity Advisor® Equity Value Fund – Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	6.90%
Fidelity Advisor® Equity Value Fund – Class C	PERSHING LLC	JERSEY CITY	NJ	8.40%
Fidelity Advisor® Equity Value Fund – Class C	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	8.05%
Fidelity Advisor® Equity Value Fund – Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.95%
Fidelity Advisor® Equity Value Fund – Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	6.68%
Fidelity Advisor® Equity Value Fund – Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	5.69%
Fidelity Advisor® Equity Value Fund – Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	17.57%
Fidelity Advisor® Equity Value Fund – Class I	PERSHING LLC	JERSEY CITY	NJ	17.25%
Fidelity Advisor® Equity Value Fund – Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	13.34%
Fidelity Advisor® Equity Value Fund – Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	9.81%
Fidelity Advisor® Equity Value Fund – Class I	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	5.44%
Fidelity Advisor® Equity Value Fund – Class M	PERSHING LLC	JERSEY CITY	NJ	5.12%
Fidelity Advisor® Equity Value Fund – Class Z	MERRILL LYNCH PIERCE FENNER & SMITH	JACKSONVILLE	FL	10.89%

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Class Name	Owner	City	State	Ownership %
Fidelity Advisor® Equity Value Fund – Class Z	WRIGHT TOOL COMPANY RETIREMENT SAVINGS PLAN AND TRUST	AKRON	OH	6.94%
Fidelity Advisor® Equity Value Fund – Class Z	LPL FINANCIAL LLC	SAN DIEGO	CA	6.46%
Fidelity® Value Discovery Fund(A)	FIDELITY® FOUNDATION	BOSTON	MA	15.74%
Fidelity® Value Discovery Fund(A)	FIDELITY® NON-PROFIT MGMT FNDTN	BOSTON	MA	14.70%
Fidelity® Value Discovery Fund – Class K	FIDELITY® RHRP GROUP	BOSTON	MA	74.08%
Fidelity Advisor® Value Leaders Fund – Class A	PERSHING LLC	JERSEY CITY	NJ	12.03%
Fidelity Advisor® Value Leaders Fund – Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	9.77%
Fidelity Advisor® Value Leaders Fund – Class A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	7.20%
Fidelity Advisor® Value Leaders Fund – Class C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	13.06%
Fidelity Advisor® Value Leaders Fund – Class C	PERSHING LLC	JERSEY CITY	NJ	7.30%
Fidelity Advisor® Value Leaders Fund – Class C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.52%
Fidelity Advisor® Value Leaders Fund – Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	5.05%
Fidelity Advisor® Value Leaders Fund – Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	19.14%
Fidelity Advisor® Value Leaders Fund – Class I	RBC WEALTH MANAGEMENT	MINNEAPOLIS	MN	12.32%
Fidelity Advisor® Value Leaders Fund – Class I	TRACT RADIOLOGY INC 401K PLAN	EUREKA SPRINGS	AR	11.05%
Fidelity Advisor® Value Leaders Fund – Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	7.20%
Fidelity Advisor® Value Leaders Fund – Class I	PERSHING LLC	JERSEY CITY	NJ	6.80%
Fidelity Advisor® Value Leaders Fund – Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.98%
Fidelity Advisor® Value Leaders Fund – Class M	PERSHING LLC	JERSEY CITY	NJ	8.10%

(A)	The ownership information shown above is for a class of shares of the fund.
Required Vote
Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific Target Fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at a Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.
Submission of Certain Shareholder Proposals
Each Target Fund Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
Each Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

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MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to each Target Fund’s Trust.
Experts
The audited financial statements of Fidelity® Dividend Growth Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended July 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Value Discovery Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended July 31, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity® Blue Chip Value Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended July 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Advisor® Dividend Growth Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended November 30, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Advisor® Equity Value Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended November 30, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of Fidelity Advisor® Value Leaders Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Form N-CSR for the fiscal year ended October 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Advisor Series I or Fidelity Advisor Series VIII, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Attachment 1
Proposal 1 - Fidelity Advisor® Dividend Growth Fund
The following tables show the fees and expenses of Fidelity Advisor® Dividend Growth Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.06%	1.01%	1.01%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.

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Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.69%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.30%	1.26%	1.26%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundB	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	1.81%	1.76%	1.76%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

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Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.67%A	0.67%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.81%	0.76%	0.76%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundA	Fidelity® Dividend Growth Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.

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Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Dividend Growth Fund	Fidelity® Dividend Growth FundD	Fidelity® Dividend Growth Fund Pro forma Combined
Management Fee	0.56%A,B,C	0.55%A	0.55%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.02%C	0.00%	0.00%C
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Operating Expenses	0.67%	0.64%	0.64%

A
All management fees shown in this Attachment 1 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

76

Attachment 2
Proposal 2 - Fidelity Advisor® Equity Value Fund
The following tables show the fees and expenses of Fidelity Advisor® Equity Value Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.08C	0.01%	0.01%C
Total Annual Operating Expenses	1.03%	0.94%	0.94%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

77

Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.70%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	1.28%	1.19%	1.19%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundB	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.

78

Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.07%C	0.01%	0.01% C
Total Annual Operating Expenses	1.79%	1.69%	1.69%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.
Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.68%A,B,C	0.68%A	0.68%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	0.76%	0.69%	0.69%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

79

Class Z
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundA	Fidelity® Value Discovery Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class Z will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Equity Value Fund	Fidelity® Value Discovery FundD	Fidelity® Value Discovery Fund Pro forma Combined
Management Fee	0.56%A,B,C	0.56%A	0.56%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.08%C	0.01%	0.01%C
Total Annual Operating Expenses	0.64%	0.57%	0.57%

A
All management fees shown in this Attachment 2 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.08% for Class Z was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D	Class Z will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

80

Attachment 3
Proposal 3 - Fidelity Advisor® Value Leaders Fund
The following tables show the fees and expenses of Fidelity Advisor® Value Leaders Fund for the 12 months ended July 31, 2024 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization (excluding performance adjustments for each fund).
Class A
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.
B	Class A will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.72%A	0.72%A,C
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%C	0.03%	0.03% C
Total Annual Operating Expenses	1.29%	1.00%	1.00%
Fee Waiver and/or Expense Reimbursement	0.14%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.00%	1.00%

A
All management fees shown in this Attachment 3 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.15% (the Expense Cap). If at any time during the current fiscal year expenses for Class A of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class A will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

81

Class M
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%	3.50%	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	NoneA

A	Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.
B	Class M will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.71%A,B,C	0.71%A	0.71%A,C
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	0.32%C	0.03%	0.03% C
Total Annual Operating Expenses	1.53%	1.24%	1.24%
Fee Waiver and/or Expense Reimbursement	0.13%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40%	1.24%	1.24%

A
All management fees shown in this Attachment 3 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class M was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.40% (the Expense Cap). If at any time during the current fiscal year expenses for Class M of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class M will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

82

Class C
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundB	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%A	1.00%A	1.00%A

A	On Class C shares redeemed less than one year after purchase.
B	Class C will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.72%A,B,C	0.72%A	0.72%A,C
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	2.04%	1.75%	1.75%
Fee Waiver and/or Expense Reimbursement	0.14%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	1.75%	1.75%

A
All management fees shown in this Attachment 3 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class C was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 1.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class C will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

83

Class I
Shareholder Fees (paid directly from your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundA	Fidelity® Blue Chip Value Fund Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

A	Class I will commence operations prior to the Reorganization.
Annual Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Advisor® Value Leaders Fund	Fidelity® Blue Chip Value FundE	Fidelity® Blue Chip Value Fund Pro forma Combined
Management Fee	0.66%A,B,C	0.66%A	0.66%A,C
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.32%C	0.03%	0.03%C
Total Annual Operating Expenses	0.98%	0.69%	0.69%
Fee Waiver and/or Expense Reimbursement	0.08%D	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.69%	0.69%

A
All management fees shown in this Attachment 3 exclude performance adjustments. The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. For additional information, please see the “Fund Services - Fund Management - Advisory Fee(s)” of the respective fund’s Prospectus, each of which is incorporated by reference.

B	The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class I was previously charged under the services agreements.
C	Adjusted to reflect current fees.
D
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 for Fidelity Advisor® Value Leaders Fund. FMR may not terminate an arrangement before its respective expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

E	Class I will commence operations prior to the Reorganization. Amounts are based on estimated expenses for the class’s initial fiscal year.

84

Attachment 4
Proposal 1 - Fidelity Advisor® Dividend Growth Fund
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.
Class A

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$677	$677	$672	$672	$672	$672
3 years	$893	$893	$878	$878	$878	$878
5 years	$1,126	$1,126	$ 1,101	$ 1,101	$1,101	$1,101
10 years	$1,795	$1,795	$ 1,740	$ 1,740	$1,740	$1,740

Class M

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$478	$478	$474	$474	$474	$474
3 years	$748	$748	$736	$736	$736	$736
5 years	$1,038	$1,038	$ 1,017	$1,017	$1,017	$1,017
10 years	$1,863	$1,863	$ 1,819	$1,819	$1,819	$1,819

Class C

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$284	$184	$279	$179	$279	$179
3 years	$569	$569	$554	$554	$554	$554
5 years	$980	$980	$954	$954	$954	$954
10 years	$1,930	$1,930	$1,875	$1,875	$1,875	$1,875

Class I

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$83	$83	$78	$78	$78	$78
3 years	$259	$259	$243	$243	$243	$243
5 years	$450	$450	$422	$422	$422	$422
10 years	$1,002	$1,002	$942	$942	$942	$942

85

Class Z

	Fidelity Advisor® Dividend Growth Fund		Fidelity® Dividend Growth Fund		Fidelity® Dividend Growth Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$68	$68	$65	$65	$65	$65
3 years	$214	$214	$205	$205	$205	$205
5 years	$373	$373	$357	$357	$357	$357
10 years	$835	$835	$798	$798	$798	$798

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 1 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

86

Attachment 5
Proposal 2 - Fidelity Advisor® Equity Value Fund
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 2 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares
Class A

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$674	$674	$665	$665	$665	$665
3 years	$884	$884	$857	$857	$857	$857
5 years	$1,111	$1,111	$1,065	$1,065	$1,065	$1,065
10 years	$1,762	$1,762	$1,663	$1,663	$1,663	$1,663

Class M

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$476	$476	$467	$467	$467	$467
3 years	$742	$742	$715	$715	$715	$715
5 years	$1,028	$1,028	$981	$981	$981	$981
10 years	$1,841	$1,841	$1,743	$1,743	$1,743	$1,743

Class C

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$282	$182	$272	$172	$272	$172
3 years	$563	$563	$533	$533	$533	$533
5 years	$970	$970	$918	$918	$918	$918
10 years	$1,905	$1,905	$1,799	$1,799	$1,799	$1,799

Class I

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$78	$78	$70	$70	$70	$70
3 years	$243	$243	$221	$221	$221	$221
5 years	$422	$422	$384	$384	$384	$384
10 years	$942	$942	$859	$859	$859	$859

87

Class Z

	Fidelity Advisor® Equity Value Fund		Fidelity® Value Discovery Fund		Fidelity® Value Discovery Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$65	$65	$58	$58	$58	$58
3 years	$205	$205	$183	$183	$183	$183
5 years	$357	$357	$318	$318	$318	$318
10 years	$798	$798	$714	$714	$714	$714

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 2 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Attachment 6
Proposal 3 - Fidelity Advisor® Value Leaders Fund
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 3 (which excludes performance adjustments for each fund), assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares
Class A

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$685	$685	$671	$671	$671	$671
3 years	$943	$943	$875	$875	$875	$875
5 years	$1,225	$1,225	$1,096	$1,096	$1,096	$1,096
10 years	$2,026	$2,026	$1,729	$1,729	$1,729	$1,729

Class M

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$488	$488	$472	$472	$472	$472
3 years	$800	$800	$730	$730	$730	$730
5 years	$1,139	$1,139	$1,007	$1,007	$1,007	$1,007
10 years	$2,095	$2,095	$1,797	$1,797	$1,797	$1,797

Class C

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$293	$193	$278	$178	$278	$178
3 years	$621	$621	$551	$551	$551	$551
5 years	$1,081	$1,081	$949	$949	$949	$949
10 years	$2,161	$2,161	$1,864	$1,864	$1,864	$1,864

Class I

	Fidelity Advisor® Value Leaders Fund		Fidelity® Blue Chip Value Fund		Fidelity® Blue Chip Value Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 year	$92	$92	$70	$70	$70	$70
3 years	$301	$301	$221	$221	$221	$221
5 years	$531	$531	$384	$384	$384	$384
10 years	$1,192	$1,192	$859	$859	$859	$859

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses in Attachment 3 remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [ ], 2024, by and between [], a Massachusetts business trust, on behalf of its series [ ] (the Acquired Fund), and [], a Massachusetts business trust, on behalf of its series [ ] (the Acquiring Fund). [] and [] may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and
(b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated [], as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at [ ], have been audited by [], independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended []. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [ ] and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since [ ];
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the

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Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus(es) and Statement(s) of Additional Information of the Acquiring Fund, dated [ ], as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement,

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indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at [ ], have been audited by [ ], independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of [Acquiring Fund’s most recent FYE as of date of Agreement & Plan] and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since [ ];
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on [ ];
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, as filed by the Acquiring Fund Trust on Form N-1A (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and (o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be Acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any

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dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus(es) and Statement(s) of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly- owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement[./, provided that they do not exceed each class’s expense cap. Expenses exceeding each class’s contractual expense cap will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).]

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(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund[., provided that they do not exceed each class’s expense cap. Expenses exceeding each class’s contractual expense cap will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).]
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [ ], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

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(h) That there has been no material adverse change in the Acquired Fund’s financial position since [ ], other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i)	The Reorganization will constitute a tax-free reorganization under Section 368(a) of the Code.
(ii)
The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)	The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv)
The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)
The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

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(vi)
The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)	The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii)
The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix)
An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions,;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i)	of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

96

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

97

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third- party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9918833.100	G1EQ-PXS-0225

Fidelity Advisor® Dividend Growth Fund

(A Series of Fidelity Advisor Series I)

Fidelity® Dividend Growth Fund

(A Series of Fidelity Securities Fund)

_____________________________________

Fidelity Advisor® Equity Value Fund

(A Series of Fidelity Advisor Series I)

Fidelity® Value Discovery Fund

(A Series of Fidelity Puritan Trust)

_____________________________________

Fidelity Advisor® Value Leaders Fund

(A Series of Fidelity Advisor Series VIII)

Fidelity® Blue Chip Value Fund

(A Series of Fidelity Securities Fund)

_____________________________________

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 19, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of 1) Fidelity Advisor® Dividend Growth Fund, a series of Fidelity Advisor Series I, by Fidelity® Dividend Growth Fund, a series of Fidelity Securities Fund 2) Fidelity Advisor® Equity Value Fund, a series of Fidelity Advisor Series I, by Fidelity® Value Discovery Fund, a series of Fidelity Puritan Trust, and 3) Fidelity Advisor® Value Leaders Fund, a series of Fidelity Advisor Series VIII, by Fidelity® Blue Chip Value Fund, a series of Fidelity Securities Fund. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, Fidelity® Dividend Growth Fund, will acquire all of the assets of Fidelity Advisor® Dividend Growth Fund and assume all of Fidelity Advisor® Dividend Growth Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, will acquire all of the assets of Fidelity Advisor® Equity Value Fund and assume all of Fidelity Advisor® Equity Value Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund, will acquire all of the assets of Fidelity Advisor® Value Leaders Fund and assume all of Fidelity Advisor® Value Leaders Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity® Blue Chip Value Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity® Dividend Growth Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000754510-25-000047);
2.	The Statement of Additional Information of Fidelity® Dividend Growth Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000754510-25-000047);
3.	The Prospectus of Fidelity® Value Discovery Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000081205-25-000045);
4.	The Statement of Additional Information of Fidelity® Value Discovery Fund dated February 10, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000081205-25-000045);
5.	The Prospectus of Fidelity® Blue Chip Value Fund dated February 10, 2025, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No. 0000754510-25-000047);
6.	The Statement of Additional Information of Fidelity® Blue Chip Value Fund dated February 10, 2025, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No 0000754510-25-000047);
7.	The Prospectus of Fidelity Advisor® Dividend Growth Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No. 0000722574-25-000061);
8.	The Statement of Additional Information of Fidelity Advisor® Dividend Growth Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (0000722574-25-000061);
9.	The Prospectus of Fidelity Advisor® Equity Value Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares, which was previously filed via EDGAR (Accession No.0000722574-25-000061);
10.	The Statement of Additional Information of Fidelity Advisor® Equity Value Fund dated January 29, 2025, relating to Class A, Class M, Class C, Class I, and Class Z shares which was previously filed via EDGAR (Accession No. 0000722574-25-000061);
11.	The Prospectus of Fidelity Advisor® Value Leaders Fund December 30, 2024, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No. 0000729218-24-000055);

12.	The Statement of Additional Information of Fidelity Advisor® Value Leaders Fund dated December 30, 2024, relating to Class A, Class M, Class C, and Class I shares which was previously filed via EDGAR (Accession No. 0000729218-24-000055);
13.	The Financial Statements included in the Form N-CSR for Fidelity® Dividend Growth Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000754510-24-000091);
14.	The Financial Statements included in the Form N-CSR for Fidelity® Value Discovery Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000081205-24-000049);
15.	The Financial Statements included in the Form N-CSR for Fidelity® Blue Chip Value Fund dated July 31, 2024, which were previously filed via EDGAR (Accession No. 0000754510-24-000091);
16.	The Financial Statements included in the Form N-CSR for Fidelity Advisor® Dividend Growth Fund dated November 30, 2024, which were previously filed via EDGAR (Accession No. 0000722574-25-000054);
17.	The Financial Statements included in the Annual Report for Fidelity Advisor® Equity Value Fund dated November 30, 2024, which were previously filed via EDGAR (Accession No. 0000722574-25-000054); and
18.	The Financial Statements included in the Annual Report for Fidelity Advisor® Value Leaders Fund dated October 31, 2024, which were previously filed via EDGAR (Accession No. 0000729218-24-000053).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each of Fidelity Advisor® Dividend Growth Fund, Fidelity Advisor® Equity Value Fund, and Fidelity Advisor® Value Leaders Fund (each an Acquired Fund, and together the Acquired Funds) and Fidelity® Dividend Growth Fund, Fidelity® Value Discovery Fund, and Fidelity® Blue Chip Value Fund (each an Acquiring Fund and together the Acquiring Funds), and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the respective Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the respective Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of a Reorganization and/or the Acquiring Fund’s portfolio following a Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the respective Acquiring Fund.

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
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Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V60325-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V60326-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED ON
REVERSE SIDE**

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote℠ Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V60327-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V60328-TBD

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas A. Kennedy, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on April 16, 2025 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V60329-TBD

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)

(1)	Amended and Restated Declaration of Trust, dated July 30, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 121.
(2)	Certificate of Amendment to the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 126.

(3)	Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 134.
(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Advisor Series I: Fidelity Advisor Equity Value Fund and Fidelity Puritan Trust: Fidelity Value Discovery Fund filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated July 30, 2001, incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 121.

(6)

(1)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Balanced Fund, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No.203.
(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Balanced K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 192.
(3)	Amended and Restated Management Contract, dated July 17, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Low-Priced Stock Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No.203.
(4)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low-Priced Stock K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 192.
(5)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Puritan Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 202.
(6)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Puritan K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 192.
(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Intrinsic Opportunities Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 192.
(8)	Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Value Discovery Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 202.
(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Discovery K6 Fund and Fidelity Management & Research Company LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 192.
(10)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(9) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(11)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(10) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(12)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(13)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(13) of. Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(14)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(15)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(16)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(15) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(17)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(16) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(18)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(19)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(19) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(20)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(33) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(21)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(34) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(22)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(23)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 is incorporated herein by reference to Exhibit (d)(22) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(24)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(25)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(26)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(39) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(27)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(40) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(7)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 192.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced K6 Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 192.
(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 192.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock K6 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 192.
(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 192.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan K6 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 192.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Intrinsic Opportunities Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 192.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 192.
(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery K6 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 192.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.
(9)
(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Low-Priced Stock K6 Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(2)	Custodian Agreement dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Low-Priced Stock Fund, Fidelity Series Intrinsic Opportunities Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(3)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Puritan Fund and Fidelity Puritan K6 Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(4)	Custodian Agreement dated January 1, 2007, between The Northern Trust Company and Fidelity Balanced Fund, Fidelity Balanced K6 Fund and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.
(10)
(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 192.
(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Class K is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 192.
(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class A, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 206.
(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class M, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 206.
(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class C, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 206.
(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class I, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 206.
(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Fidelity Advisor Balanced Fund: Class Z, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 206.
(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced K6 Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 192.

(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 192.
(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Class K is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 192.
(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Fidelity Advisor Low-Priced Stock Fund: Class A, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 207.
(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Fidelity Advisor Low-Priced Stock Fund: Class M, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 207.
(13)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Fidelity Advisor Low-Priced Stock Fund: Class C, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 207.
(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Fidelity Advisor Low-Priced Stock Fund: Class I, is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 207.
(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Fidelity Advisor Low-Priced Stock Fund: Class Z, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 207.
(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock K6 Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 192.
(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 192.
(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund: Class K is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 192.
(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan K6 Fund is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 192.
(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 192.
(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 192.
(22)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Fidelity Advisor Value Discovery Fund: Class A is incorporated herein by reference to Exhibit (m)(22) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Fidelity Advisor Value Discovery Fund: Class M is incorporated herein by reference to Exhibit (m)(23) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Fidelity Advisor Value Discovery Fund: Class C is incorporated herein by reference to Exhibit (m)(24) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Fidelity Advisor Value Discovery Fund: Class I is incorporated herein by reference to Exhibit (m)(25) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Fidelity Advisor Value Discovery Fund: Class Z is incorporated herein by reference to Exhibit (m)(26) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.

(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Class K is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 192.
(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 192.
(29)	Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221
(30)	Schedule I (Equity), dated January 1, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund, is incorporated herein by reference to Exhibit (n)(2) of Fidelity Puritan Trust’s (File No. 002-11884) Post-Effective Amendment No. 211.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Puritan Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)
(a)	Consent of PricewaterhouseCoopers LLP, dated February 12, 2025 is filed herein as Exhibit 14(a).

(b)	Consent of Deloitte & Touche LLP, dated February 12. 2025, is filed herein as Exhibit 14(b).

(15)	Not applicable.
(16)	Power of Attorney, dated December 1, 2024, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
(3)	The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of February 2025.

Fidelity Puritan Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s /Stacie M. Smith		President and Treasurer	February 14, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	February 14, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	February 14, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	February 14, 2025
Thomas P. Bostick

/s/ Jonathan Chiel	*	Trustee	February 14, 2025
Jonathan Chiel

/s/ Donald F. Donahue	*	Trustee	February 14, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	February 14, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	February 14, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	February 14, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	February 14, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	February 14, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	February 14, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	February 14, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	February 14, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	February 14, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	February 14, 2025
Michael E. Wiley

*By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated December 1, 2024, and filed herewith.